ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets

Debt Securities

Angola (Cost $8,663,185)
Angola (Rep of), 9.500%, 11/12/2025		2,754,000	$3,187,755	0.21
Angola (Rep of), 8.250%, 05/09/2028		2,095,000	2,227,349	0.14
Angola (Rep of), 9.375%, 05/08/2048		3,680,000	4,059,960	0.26
			9,475,064	0.61
Argentina (Cost $63,711,052)
Argentina (Rep of), 6.875%, 04/22/2021		5,740,000	5,151,650	0.33
Argentina (Rep of), 7.500%, 04/22/2026		5,264,000	4,500,720	0.29
Argentina (Rep of), 5.875%, 01/11/2028		4,783,000	3,766,613	0.24
Argentina (Rep of), 8.280%, 12/31/2033		3,157,189	2,699,743	0.18
Argentina (Rep of), (Step to 5.250% on 03/31/2029), 3.750%, 12/31/2038(2)		8,715,446	5,198,764	0.34
Argentina (Rep of), 7.625%, 04/22/2046		6,416,000	5,152,048	0.33
Argentina (Rep of), 6.875%, 01/11/2048		13,397,000	10,128,132	0.65
Argentina Bonar Bonds, (Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 3.250%), 53.547%, 03/01/2020	ARS	8,070,000	174,686	0.01
Argentina Bonar Bonds, (Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 2.000%), 51.294%, 04/03/2022	ARS	77,137,255	1,521,626	0.10
Argentina POM Politica Monetaria, (Floating, Argentina Blended Historical Policy Rate + 0.000%), 61.791%, 06/21/2020	ARS	303,211,000	6,724,998	0.44
Argentina Treasury Bills, 0.000%, 07/31/2020(3)	ARS	85,514,019	1,912,454	0.12
Ciudad Autonoma De Buenos Aires, (Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 3.250%), 52.537%, 03/29/2024	ARS	50,819,611	922,622	0.06
Provincia de Buenos Aires, (Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 3.750%), 53.054%, 04/12/2025(4)	ARS	62,075,000	1,068,193	0.07
YPF S.A., 8.750%, 04/04/2024		5,160,000	5,263,200	0.34
			54,185,449	3.50
Azerbaijan (Cost $9,519,149)
Southern Gas Corridor CJSC, 6.875%, 03/24/2026		5,500,000	6,461,026	0.42
State Oil Co. of the Azerbaijan Republic, 4.750%, 03/13/2023		490,000	512,515	0.03
State Oil Co. of the Azerbaijan Republic, 6.950%, 03/18/2030		2,770,000	3,318,682	0.21
			10,292,223	0.66
Bahrain (Cost $9,978,256)
Bahrain (Rep of), 7.000%, 10/12/2028		2,846,000	3,215,980	0.21
Bahrain (Rep of), 7.500%, 09/20/2047		4,661,000	5,296,061	0.34
Oil and Gas Holding (The) Co. BSCC, 7.625%, 11/07/2024		751,000	839,899	0.05
Oil and Gas Holding (The) Co. BSCC, 8.375%, 11/07/2028		1,800,000	2,106,018	0.14
			11,457,958	0.74

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets

Belarus (Cost $17,949,446)
Belarus (Rep of), 6.875%, 02/28/2023		8,335,000	$8,863,939	0.57
Belarus (Rep of), 7.625%, 06/29/2027		6,024,000	6,797,482	0.44
Belarus (Rep of), 6.200%, 02/28/2030		2,761,000	2,917,112	0.19
			18,578,533	1.20
Brazil (Cost $165,785,846)
Banco do Brasil S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 4.398%), 6.250%, 04/15/2024(5)		7,415,000	7,396,462	0.48
Brazil (Rep of), 2.625%, 01/05/2023		2,500,000	2,493,750	0.16
Brazil (Rep of), 4.250%, 01/07/2025		3,544,000	3,732,612	0.24
Brazil (Rep of), 6.000%, 04/07/2026		1,996,000	2,299,452	0.15
Brazil (Rep of), 4.625%, 01/13/2028		3,392,000	3,592,162	0.23
Brazil (Rep of), 8.250%, 01/20/2034		1,236,000	1,704,147	0.11
Brazil (Rep of), 7.125%, 01/20/2037		1,751,000	2,239,109	0.14
Brazil (Rep of), 5.625%, 01/07/2041		1,188,000	1,321,068	0.09
Brazil (Rep of), 5.000%, 01/27/2045		3,054,000	3,148,277	0.20
Brazil (Rep of), 5.625%, 02/21/2047		2,009,000	2,235,093	0.14
Brazil Letras do Tesouro Nacional, 0.000%, 07/01/2021(3)	BRL	251,972,000	59,353,112	3.83
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/2022(3)	BRL	10,160,000	2,314,228	0.15
Brazil Letras do Tesouro Nacional, 0.000%, 07/01/2023(3)	BRL	77,944,000	15,908,820	1.03
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	BRL	118,124,000	35,879,569	2.32
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2029	BRL	36,837,000	11,379,862	0.73
Oi S.A., 10.000%, (100% Cash), 07/27/2025(6)		4,880,000	4,928,800	0.32
Samarco Mineracao S.A., 4.125%, 11/01/2022(7)		9,937,000	7,564,541	0.49
Samarco Mineracao S.A., 5.750%, 10/24/2023(7)		10,148,000	8,042,290	0.52
Samarco Mineracao S.A., 5.375%, 09/26/2024(7)		8,235,000	6,505,650	0.42
			182,039,004	11.75
Chile (Cost $32,027,941)
Banco del Estado de Chile, 3.875%, 02/08/2022		1,110,000	1,150,588	0.08
Bonos de la Tesoreria de la Republica, 1.500%, 03/01/2026	CLP	134,500	5,838,713	0.38
Bonos de la Tesoreria de la Republica, 1.900%, 09/01/2030	CLP	14,500	684,196	0.04
Bonos de la Tesoreria de la Republica, 2.000%, 03/01/2035	CLP	13,000	633,883	0.04
Bonos de la Tesoreria de la Republica en pesos, 4.000%, 03/01/2023(4)	CLP	2,670,000,000	3,999,351	0.26
Bonos de la Tesoreria de la Republica en pesos, 4.700%, 09/01/2030(4)	CLP	1,780,000,000	2,950,840	0.19
Chile (Rep of), 3.240%, 02/06/2028		933,000	974,994	0.06
Corp. Nacional del Cobre de Chile, 4.250%, 07/17/2042		1,461,000	1,540,116	0.10
Corp. Nacional del Cobre de Chile, 5.625%, 10/18/2043		2,912,000	3,672,415	0.24
Corp. Nacional del Cobre de Chile, 4.875%, 11/04/2044		3,911,000	4,490,864	0.29
Corp. Nacional del Cobre de Chile, 4.500%, 08/01/2047		1,467,000	1,605,221	0.10
Corp. Nacional del Cobre de Chile, 4.375%, 02/05/2049		2,254,000	2,425,732	0.16
Empresa Nacional del Petroleo, 3.750%, 08/05/2026		1,530,000	1,569,780	0.10

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets

Chile (continued)
Empresa Nacional del Petroleo, 4.500%, 09/14/2047		2,322,000	$2,368,463	0.15
			33,905,156	2.19
China (Cost $60,593,840)
Amber Circle Funding Ltd., 3.250%, 12/04/2022		3,528,000	3,578,599	0.23
China (Rep of), 3.290%, 05/23/2029	CNY	120,550,000	17,701,618	1.14
China Evergrande Group, 7.500%, 06/28/2023		9,356,000	8,588,030	0.55
China Evergrande Group, 10.500%, 04/11/2024		5,393,000	5,223,461	0.34
China Evergrande Group, 8.750%, 06/28/2025		1,765,000	1,570,950	0.10
Far East Energy Bermuda Ltd., 13.000%, 01/15/2016(4)(7)(8)(9)		1,975,424	—	—
Kaisa Group Holdings Ltd., 8.500%, 06/30/2022		6,135,000	5,889,572	0.38
Kaisa Group Holdings Ltd., 9.375%, 06/30/2024		6,435,000	5,968,284	0.39
Sinochem Overseas Capital Co. Ltd., 4.500%, 11/12/2020		2,962,000	3,027,164	0.20
Sinochem Overseas Capital Co. Ltd., 6.300%, 11/12/2040		1,170,000	1,569,073	0.10
Sinopec Group Overseas Development 2012 Ltd., 4.875%, 05/17/2042		1,280,000	1,504,140	0.10
Sunac China Holdings Ltd., 7.950%, 10/11/2023		5,035,000	5,110,037	0.33
			59,730,928	3.86
Colombia (Cost $43,810,078)
Colombia (Rep of), 11.750%, 02/25/2020		45,000	47,363	—
Colombia (Rep of), 4.000%, 02/26/2024		2,070,000	2,171,451	0.14
Colombia (Rep of), 8.125%, 05/21/2024		2,838,000	3,492,159	0.22
Colombia (Rep of), 3.875%, 04/25/2027		2,586,000	2,698,517	0.17
Colombia (Rep of), 7.375%, 09/18/2037		2,108,000	2,901,156	0.19
Colombia (Rep of), 6.125%, 01/18/2041		3,332,000	4,152,538	0.27
Colombia (Rep of), 5.625%, 02/26/2044		3,083,000	3,684,185	0.24
Colombia (Rep of), 5.000%, 06/15/2045		2,497,000	2,775,416	0.18
Colombian TES, 4.750%, 02/23/2023	COP	61,152,000	5,523,244	0.36
Colombian TES, 10.000%, 07/24/2024	COP	9,497,500,000	3,498,484	0.23
Colombian TES, 6.250%, 11/26/2025	COP	2,582,700,000	818,559	0.05
Colombian TES, 7.500%, 08/26/2026	COP	12,582,400,000	4,259,074	0.27
Colombian TES, 7.750%, 09/18/2030	COP	15,674,400,000	5,452,628	0.35
Colombian TES, 7.250%, 10/18/2034	COP	3,093,600,000	1,034,885	0.07
Empresas Publicas de Medellin ESP, 8.375%, 11/08/2027	COP	8,747,000,000	2,779,585	0.18
			45,289,244	2.92
Costa Rica (Cost $2,730,117)
Banco Nacional de Costa Rica, 6.250%, 11/01/2023(4)		1,690,000	1,800,695	0.12
Costa Rica (Rep of), 5.625%, 04/30/2043		1,260,000	1,119,838	0.07
			2,920,533	0.19
Croatia (Cost $13,525,377)
Croatia (Rep of), 6.625%, 07/14/2020		4,098,000	4,249,364	0.27
Croatia (Rep of), 6.375%, 03/24/2021		3,549,000	3,756,013	0.24
Croatia (Rep of), 6.000%, 01/26/2024		5,250,000	5,991,027	0.39
			13,996,404	0.90

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets

Czech Republic (Cost $5,777,197)
Czech (Rep of), 0.950%, 05/15/2030	CZK	32,050,000	$1,323,406	0.09
Czech (Rep of), 2.000%, 10/13/2033	CZK	49,270,000	2,235,106	0.14
New World Resources N.V., 8.000%, 04/07/2020(7)(9)	EUR	1,938,518	—	—
New World Resources N.V., 4.000%, 10/07/2020(7)(9)	EUR	669,526	—	—
			3,558,512	0.23
Dominican Republic (Cost $23,634,573)
Dominican (Rep of), 7.500%, 05/06/2021		1,242,000	1,307,218	0.08
Dominican (Rep of), 6.600%, 01/28/2024		2,090,000	2,322,533	0.15
Dominican (Rep of), 5.875%, 04/18/2024		3,304,000	3,539,575	0.23
Dominican (Rep of), 5.500%, 01/27/2025		1,561,000	1,658,578	0.11
Dominican (Rep of), 6.875%, 01/29/2026		5,300,000	6,022,178	0.39
Dominican (Rep of), 9.750%, 06/05/2026(4)	DOP	29,150,000	590,898	0.04
Dominican (Rep of), 6.000%, 07/19/2028		980,000	1,071,885	0.07
Dominican (Rep of), 7.450%, 04/30/2044		2,450,000	2,887,962	0.18
Dominican (Rep of), 6.850%, 01/27/2045		4,947,000	5,522,138	0.36
			24,922,965	1.61
Ecuador (Cost $70,059,199)
Ecuador (Rep of), 10.500%, 03/24/2020		3,453,000	3,569,573	0.23
Ecuador (Rep of), 10.750%, 03/28/2022		7,411,000	8,198,493	0.53
Ecuador (Rep of), 8.750%, 06/02/2023		4,702,000	5,061,703	0.33
Ecuador (Rep of), 7.950%, 06/20/2024		6,390,000	6,645,600	0.43
Ecuador (Rep of), 9.650%, 12/13/2026		13,661,000	14,719,727	0.95
Ecuador (Rep of), 9.625%, 06/02/2027		6,063,000	6,479,831	0.42
Ecuador (Rep of), 8.875%, 10/23/2027		8,262,000	8,520,188	0.55
Ecuador (Rep of), 7.875%, 01/23/2028		7,324,000	7,177,520	0.46
Ecuador (Rep of), 10.750%, 01/31/2029		10,984,000	12,302,080	0.80
EP PetroEcuador via Noble Sovereign Funding I Ltd., (Floating, ICE LIBOR USD 3M + 5.630%), 7.979%, 09/24/2019		520,000	521,300	0.03
			73,196,015	4.73
Egypt (Cost $26,210,810)
Egypt (Rep of), 15.900%, 07/02/2024	EGP	14,030,000	850,056	0.05
Egypt (Rep of), 7.500%, 01/31/2027		1,912,000	2,083,973	0.13
Egypt (Rep of), 6.588%, 02/21/2028		4,448,000	4,572,686	0.29
Egypt (Rep of), 7.600%, 03/01/2029		1,550,000	1,659,461	0.11
Egypt (Rep of), 16.100%, 05/07/2029	EGP	14,025,000	861,864	0.06
Egypt (Rep of), 8.500%, 01/31/2047		4,510,000	4,916,802	0.32
Egypt (Rep of), 7.903%, 02/21/2048		5,303,000	5,505,829	0.35
Egypt (Rep of), 8.700%, 03/01/2049		650,000	710,125	0.05
Egypt Treasury Bills, 0.000%, 08/13/2019(3)	EGP	22,125,000	1,330,394	0.09
Egypt Treasury Bills, 0.000%, 10/22/2019(3)	EGP	70,725,000	4,112,164	0.27
Egypt Treasury Bills, 0.000%, 10/29/2019(3)	EGP	15,800,000	915,346	0.06
			27,518,700	1.78

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets

El Salvador (Cost $14,728,551)
El Salvador (Rep of), 7.375%, 12/01/2019		1,010,000	$1,020,110	0.07
El Salvador (Rep of), 5.875%, 01/30/2025		1,806,000	1,855,665	0.12
El Salvador (Rep of), 6.375%, 01/18/2027		1,833,000	1,892,591	0.12
El Salvador (Rep of), 8.625%, 02/28/2029		3,099,000	3,625,861	0.23
El Salvador (Rep of), 8.250%, 04/10/2032		1,979,000	2,256,060	0.15
El Salvador (Rep of), 7.650%, 06/15/2035		1,000,000	1,086,260	0.07
El Salvador (Rep of), 7.625%, 02/01/2041		2,990,000	3,229,230	0.21
El Salvador (Rep of), 7.125%, 01/20/2050(4)		930,000	943,950	0.06
			15,909,727	1.03
Gabon (Cost $5,928,575)
Gabon (Rep of), 6.375%, 12/12/2024		6,134,700	6,088,690	0.39
			6,088,690	0.39
Georgia (Cost $4,363,075)
Georgia (Rep of), 6.875%, 04/12/2021		2,400,000	2,526,211	0.16
Georgian Railway JSC, 7.750%, 07/11/2022		1,750,000	1,920,482	0.13
			4,446,693	0.29
Ghana (Cost $10,073,632)
Ghana (Rep of), 8.125%, 01/18/2026		1,190,000	1,282,846	0.08
Ghana (Rep of), 7.875%, 03/26/2027		1,190,000	1,255,597	0.08
Ghana (Rep of), 7.625%, 05/16/2029		1,943,000	1,984,697	0.13
Ghana (Rep of), 8.125%, 03/26/2032		1,700,000	1,727,455	0.11
Ghana (Rep of), 8.627%, 06/16/2049		2,666,000	2,701,943	0.18
Ghana (Rep of), 8.950%, 03/26/2051		1,200,000	1,238,664	0.08
			10,191,202	0.66
Hungary (Cost $19,818,706)
Hungary (Rep of), 5.375%, 02/21/2023		6,110,000	6,697,147	0.43
Hungary (Rep of), 5.750%, 11/22/2023		5,696,000	6,416,544	0.41
Hungary (Rep of), 5.375%, 03/25/2024		3,214,000	3,598,394	0.23
Hungary (Rep of), 3.000%, 10/27/2027		146,320,000	540,630	0.04
Hungary (Rep of), 6.750%, 10/22/2028	HUF	430,020,000	2,037,709	0.13
Hungary (Rep of), 7.625%, 03/29/2041		754,000	1,194,285	0.08
			20,484,709	1.32
India (Cost $25,194,092)
Export-Import Bank of India, 4.000%, 01/14/2023		2,019,000	2,085,230	0.14
Export-Import Bank of India, 3.375%, 08/05/2026		1,100,000	1,105,701	0.07
India (Rep of), 7.370%, 04/16/2023	INR	578,610,000	8,714,879	0.56
India (Rep of), 7.720%, 05/25/2025	INR	183,510,000	2,814,345	0.18
India (Rep of), 7.590%, 01/11/2026	INR	290,000,000	4,418,405	0.29
India (Rep of), 7.170%, 01/08/2028	INR	456,880,000	6,871,964	0.44
			26,010,524	1.68
Indonesia (Cost $91,401,118)
Indonesia (Rep of), 8.250%, 07/15/2021	IDR	42,927,000,000	3,167,306	0.20

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets

Indonesia (continued)
Indonesia (Rep of), 5.625%, 05/15/2023	IDR	87,009,000,000	$5,994,142	0.39
Indonesia (Rep of), 8.375%, 03/15/2024	IDR	79,014,000,000	5,986,591	0.39
Indonesia (Rep of), 4.125%, 01/15/2025		1,655,000	1,761,042	0.11
Indonesia (Rep of), 8.375%, 09/15/2026	IDR	117,201,000,000	8,913,196	0.58
Indonesia (Rep of), 7.000%, 05/15/2027	IDR	40,329,000,000	2,845,829	0.18
Indonesia (Rep of), 6.125%, 05/15/2028	IDR	93,553,000,000	6,177,935	0.40
Indonesia (Rep of), 8.250%, 05/15/2029	IDR	78,724,000,000	5,962,171	0.38
Indonesia (Rep of), 7.000%, 09/15/2030	IDR	24,276,000,000	1,686,868	0.11
Indonesia (Rep of), 8.750%, 05/15/2031	IDR	27,075,000,000	2,114,110	0.14
Indonesia (Rep of), 7.500%, 08/15/2032	IDR	37,148,000,000	2,627,864	0.17
Indonesia (Rep of), 6.625%, 05/15/2033	IDR	87,846,000,000	5,775,381	0.37
Indonesia (Rep of), 8.375%, 03/15/2034	IDR	9,455,000,000	716,690	0.05
Indonesia (Rep of), 8.500%, 10/12/2035		1,335,000	2,029,958	0.13
Indonesia (Rep of), 8.250%, 05/15/2036	IDR	38,990,000,000	2,924,737	0.19
Indonesia (Rep of), 6.625%, 02/17/2037		1,644,000	2,162,909	0.14
Indonesia (Rep of), 7.750%, 01/17/2038		2,158,000	3,155,423	0.20
Indonesia (Rep of), 7.500%, 05/15/2038	IDR	8,539,000,000	594,375	0.04
Indonesia (Rep of), 5.250%, 01/17/2042		1,603,000	1,860,976	0.12
Indonesia (Rep of), 5.125%, 01/15/2045		4,411,000	5,052,518	0.33
Indonesia (Rep of), 5.950%, 01/08/2046		1,886,000	2,395,431	0.15
Indonesia (Rep of), 5.250%, 01/08/2047		2,647,000	3,092,554	0.20
Indonesia (Rep of), 4.750%, 07/18/2047		1,550,000	1,702,449	0.11
Indonesia Asahan Aluminium Persero PT, 5.710%, 11/15/2023		1,861,000	2,048,961	0.13
Indonesia Asahan Aluminium Persero PT, 6.757%, 11/15/2048		1,347,000	1,674,835	0.11
Pertamina Persero PT, 6.000%, 05/03/2042		1,089,000	1,274,000	0.08
Pertamina Persero PT, 6.500%, 11/07/2048		1,117,000	1,411,457	0.09
Perusahaan Listrik Negara PT, 5.500%, 11/22/2021		2,638,000	2,796,280	0.18
Perusahaan Listrik Negara PT, 5.250%, 05/15/2047		1,188,000	1,281,852	0.08
Perusahaan Listrik Negara PT, 6.150%, 05/21/2048		2,584,000	3,130,916	0.20
Perusahaan Penerbit SBSN Indonesia III, 4.325%, 05/28/2025		1,248,000	1,328,205	0.09
Perusahaan Penerbit SBSN Indonesia III, 4.550%, 03/29/2026		2,280,000	2,460,699	0.16
			96,107,660	6.20
Iraq (Cost $693,427)
Iraq (Rep of), 5.800%, 01/15/2028		750,000	744,375	0.05
			744,375	0.05
Ivory Coast (Cost $11,078,952)
Ivory Coast (Rep of), 6.375%, 03/03/2028		1,476,000	1,481,329	0.09
Ivory Coast (Rep of), 5.750%, 12/31/2032		10,089,200	9,876,822	0.64
			11,358,151	0.73
Jamaica (Cost $22,959,385)
Digicel Group One Ltd., 8.250%, 12/30/2022		11,390,000	6,955,019	0.45
Digicel Group Two Ltd., 8.250%, 09/30/2022		10,740,000	2,148,000	0.14
Digicel Group Two Ltd., 9.125%, (11% PIK), 04/01/2024(6)		5,603,870	980,677	0.06

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets

Jamaica (continued)
Digicel Ltd., 6.000%, 04/15/2021		3,670,000	$2,523,125	0.16
Jamaica (Rep of), 6.750%, 04/28/2028		977,000	1,129,666	0.07
Jamaica (Rep of), 7.875%, 07/28/2045		1,790,000	2,268,843	0.15
			16,005,330	1.03
Jordan (Cost $1,508,480)
Jordan (Rep of), 5.750%, 01/31/2027		1,560,000	1,595,949	0.10
			1,595,949	0.10
Kazakhstan (Cost $15,161,129)
Development Bank of Kazakhstan JSC, 4.125%, 12/10/2022		4,140,000	4,243,897	0.28
Kazakhstan (Rep of), 6.500%, 07/21/2045		3,033,000	4,208,664	0.27
Kazakhstan Temir Zholy Finance B.V., 6.950%, 07/10/2042		3,670,000	4,703,986	0.30
KazMunayGas National Co. JSC, 5.375%, 04/24/2030		2,551,000	2,854,947	0.19
KazMunayGas National Co. JSC, 6.375%, 10/24/2048		1,331,000	1,608,114	0.10
			17,619,608	1.14
Kenya (Cost $6,100,872)
Kenya (Rep of), 7.000%, 05/22/2027(4)		1,150,000	1,202,649	0.08
Kenya (Rep of), 8.000%, 05/22/2032(4)		2,391,000	2,535,813	0.17
Kenya (Rep of), 8.250%, 02/28/2048		2,580,000	2,683,871	0.17
			6,422,333	0.42
Lebanon (Cost $31,620,439)
Lebanon (Rep of), 5.450%, 11/28/2019		3,658,000	3,620,688	0.23
Lebanon (Rep of), 6.375%, 03/09/2020		2,950,000	2,876,250	0.18
Lebanon (Rep of), 8.250%, 04/12/2021		8,125,000	7,580,300	0.49
Lebanon (Rep of), 6.100%, 10/04/2022		9,330,000	7,895,513	0.51
Lebanon (Rep of), 6.000%, 01/27/2023		1,100,000	912,756	0.06
Lebanon (Rep of), 6.600%, 11/27/2026		1,576,000	1,220,060	0.08
Lebanon (Rep of), 6.850%, 03/23/2027		2,524,000	1,967,458	0.13
Lebanon (Rep of), 7.000%, 03/23/2032		2,947,000	2,271,253	0.15
Lebanon (Rep of), 7.250%, 03/23/2037		1,027,000	778,723	0.05
			29,123,001	1.88
Malaysia (Cost $30,771,418)
Malaysia (Rep of), 3.659%, 10/15/2020	MYR	48,440,000	11,804,163	0.76
Malaysia (Rep of), 3.882%, 03/10/2022	MYR	2,246,000	552,059	0.04
Malaysia (Rep of), 3.418%, 08/15/2022	MYR	9,000	2,186	—
Malaysia (Rep of), 3.757%, 04/20/2023	MYR	146,000	35,829	—
Malaysia (Rep of), 3.478%, 06/14/2024	MYR	22,071,000	5,355,126	0.35
Malaysia (Rep of), 4.181%, 07/15/2024	MYR	2,150,000	537,734	0.03
Malaysia (Rep of), 3.955%, 09/15/2025	MYR	50,000	12,378	—
Malaysia (Rep of), 4.392%, 04/15/2026	MYR	125,000	31,759	—
Malaysia (Rep of), 3.906%, 07/15/2026	MYR	6,306,000	1,559,988	0.10
Malaysia (Rep of), 3.900%, 11/30/2026	MYR	6,220,000	1,537,142	0.10
Malaysia (Rep of), 3.899%, 11/16/2027	MYR	1,099,000	271,213	0.02

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets

Malaysia (continued)
Malaysia (Rep of), 3.733%, 06/15/2028	MYR	6,370,000	$1,552,810	0.10
Malaysia (Rep of), 3.885%, 08/15/2029	MYR	4,029,000	998,799	0.06
Malaysia (Rep of), 4.498%, 04/15/2030	MYR	6,297,000	1,627,163	0.10
Malaysia (Rep of), 4.232%, 06/30/2031	MYR	2,488,000	627,081	0.04
Malaysia (Rep of), 3.844%, 04/15/2033	MYR	1,712,000	415,295	0.03
Malaysia (Rep of), 4.642%, 11/07/2033	MYR	5,024,000	1,323,903	0.09
Malaysia (Rep of), 4.254%, 05/31/2035	MYR	468,000	118,064	0.01
Petronas Capital Ltd., 7.875%, 05/22/2022		950,000	1,084,326	0.07
Wakala Global Sukuk Bhd., 4.646%, 07/06/2021		1,671,000	1,739,578	0.11
			31,186,596	2.01
Mexico (Cost $58,799,477)
Comision Federal de Electricidad, 4.875%, 01/15/2024		2,053,000	2,140,273	0.14
Comision Federal de Electricidad, 8.180%, 12/23/2027	MXN	24,850,000	1,160,564	0.07
Comision Federal de Electricidad, 5.750%, 02/14/2042		2,580,000	2,731,601	0.18
Mexican Bonos, 6.500%, 06/09/2022	MXN	156,110,000	7,978,381	0.51
Mexican Bonos, 10.000%, 12/05/2024	MXN	62,820,000	3,666,056	0.24
Mexican Bonos, 7.500%, 06/03/2027	MXN	13,180,000	688,850	0.04
Mexican Bonos, 8.500%, 05/31/2029	MXN	55,110,000	3,070,286	0.20
Mexico (Rep of), 6.050%, 01/11/2040		1,162,000	1,392,959	0.09
Mexico (Rep of), 4.750%, 03/08/2044		1,546,000	1,597,018	0.10
Mexico (Rep of), 5.550%, 01/21/2045		1,707,000	1,972,439	0.13
Mexico (Rep of), 4.350%, 01/15/2047		1,532,000	1,489,885	0.10
Mexico (Rep of), 5.750%, 10/12/2110		2,068,000	2,247,916	0.14
Petroleos Mexicanos, 6.000%, 03/05/2020		874,000	885,851	0.06
Petroleos Mexicanos, 7.190%, 09/12/2024	MXN	79,460,000	3,431,121	0.22
Petroleos Mexicanos, 6.875%, 08/04/2026		3,625,000	3,695,144	0.24
Petroleos Mexicanos, 6.500%, 06/02/2041		2,240,000	2,013,715	0.13
Petroleos Mexicanos, 5.500%, 06/27/2044		728,000	593,320	0.04
Petroleos Mexicanos, 6.375%, 01/23/2045		893,000	780,705	0.05
Petroleos Mexicanos, 5.625%, 01/23/2046		6,415,000	5,237,848	0.34
Petroleos Mexicanos, 6.750%, 09/21/2047		9,583,000	8,686,031	0.56
Petroleos Mexicanos, 6.350%, 02/12/2048		3,582,000	3,126,011	0.20
			58,585,974	3.78
Mongolia (Cost $2,090,740)
Development Bank of Mongolia LLC, 7.250%, 10/23/2023		900,000	941,400	0.06
Mongolia (Rep of), 5.625%, 05/01/2023		920,000	938,390	0.06
Mongolian Mining Corp., 2.149%, 10/01/2019(6)		992,986	531,247	0.04
			2,411,037	0.16
Morocco (Cost $4,556,209)
Morocco (Rep of), 4.250%, 12/11/2022		3,276,000	3,415,230	0.22
Morocco (Rep of), 5.500%, 12/11/2042		1,103,000	1,285,582	0.08
			4,700,812	0.30

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets

Nigeria (Cost $8,220,518)
Nigeria (Rep of), 6.500%, 11/28/2027		2,900,000	$2,966,526	0.19
Nigeria (Rep of), 7.696%, 02/23/2038		1,903,000	1,963,611	0.13
Nigeria (Rep of), 7.625%, 11/28/2047		2,280,000	2,292,722	0.15
Nigeria (Rep of), 9.248%, 01/21/2049		1,150,000	1,314,875	0.08
			8,537,734	0.55
Oman (Cost $10,946,646)
Oman (Rep of), 4.750%, 06/15/2026		1,296,000	1,244,160	0.08
Oman (Rep of), 6.500%, 03/08/2047		6,592,000	6,086,249	0.39
Oman (Rep of), 6.750%, 01/17/2048		3,998,000	3,763,797	0.25
			11,094,206	0.72
Pakistan (Cost $19,866,593)
Pakistan (Rep of), 8.250%, 04/15/2024		5,465,000	6,115,062	0.39
Pakistan (Rep of), 8.250%, 09/30/2025		1,394,000	1,561,559	0.10
Pakistan (Rep of), 6.875%, 12/05/2027		6,534,000	6,796,667	0.44
Second Pakistan International Sukuk (The) Co. Ltd., 6.750%, 12/03/2019		3,350,000	3,376,291	0.22
Third Pakistan International Sukuk (The) Co. Ltd., 5.500%, 10/13/2021		1,157,000	1,175,456	0.08
Third Pakistan International Sukuk (The) Co. Ltd., 5.625%, 12/05/2022		1,986,000	2,023,634	0.13
			21,048,669	1.36
Panama (Cost $12,662,351)
Panama (Rep of), 4.000%, 09/22/2024		1,330,000	1,413,125	0.09
Panama (Rep of), 7.125%, 01/29/2026		839,000	1,045,612	0.07
Panama (Rep of), 8.875%, 09/30/2027		1,197,000	1,693,156	0.11
Panama (Rep of), 9.375%, 04/01/2029		1,275,000	1,912,513	0.12
Panama (Rep of), 6.700%, 01/26/2036		2,315,000	3,177,361	0.21
Panama (Rep of), 4.500%, 05/15/2047		1,320,000	1,496,233	0.10
Panama (Rep of), 4.300%, 04/29/2053		2,740,000	3,020,850	0.19
			13,758,850	0.89
Paraguay (Cost $2,806,788)
Paraguay (Rep of), 4.625%, 01/25/2023		1,770,000	1,860,730	0.12
Paraguay (Rep of), 4.700%, 03/27/2027		956,000	1,039,660	0.07
			2,900,390	0.19
Peru (Cost $34,332,043)
Banco de Credito del Peru, 4.850%, 10/30/2020	PEN	7,393,000	2,254,714	0.14
Fondo MIVIVIENDA S.A., 7.000%, 02/14/2024	PEN	5,140,000	1,703,738	0.11
Peru (Rep of), 7.350%, 07/21/2025		4,835,000	6,162,208	0.40
Peru (Rep of), 5.940%, 02/12/2029(4)	PEN	6,985,000	2,360,543	0.15
Peru (Rep of), 6.150%, 08/12/2032(4)	PEN	2,105,000	722,779	0.05
Peru (Rep of), 8.750%, 11/21/2033		4,596,000	7,502,970	0.48
Peru (Rep of), 5.400%, 08/12/2034(4)	PEN	1,346,000	434,012	0.03
Peru (Rep of), 6.900%, 08/12/2037	PEN	16,829,000	6,205,869	0.40

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets

Peru (continued)
Peru (Rep of), 5.625%, 11/18/2050		6,103,000	$8,452,716	0.55
Petroleos del Peru S.A., 5.625%, 06/19/2047		1,718,000	1,954,225	0.13
			37,753,774	2.44
Philippines (Cost $20,331,812)
Philippines (Rep of), 4.950%, 01/15/2021	PHP	11,000,000	217,676	0.01
Philippines (Rep of), 3.900%, 11/26/2022	PHP	35,000,000	675,326	0.04
Philippines (Rep of), 10.625%, 03/16/2025		1,407,000	2,016,644	0.13
Philippines (Rep of), 9.500%, 02/02/2030		3,560,000	5,719,441	0.37
Philippines (Rep of), 7.750%, 01/14/2031		2,910,000	4,300,439	0.28
Philippines (Rep of), 6.375%, 10/23/2034		2,449,000	3,431,622	0.22
Philippines (Rep of), 6.250%, 01/14/2036	PHP	15,000,000	342,815	0.02
Power Sector Assets & Liabilities Management Corp., 7.390%, 12/02/2024		3,590,000	4,420,482	0.29
			21,124,445	1.36
Poland (Cost $12,740,694)
Poland (Rep of), 2.750%, 04/25/2028	PLN	15,011,000	4,066,887	0.26
Poland (Rep of), 2.750%, 10/25/2029	PLN	31,240,000	8,537,215	0.55
			12,604,102	0.81
Qatar (Cost $16,524,213)
Qatar (Rep of), 3.250%, 06/02/2026		4,208,000	4,362,223	0.28
Qatar (Rep of), 4.000%, 03/14/2029		3,730,000	4,063,246	0.26
Qatar (Rep of), 5.103%, 04/23/2048		4,225,000	5,077,546	0.33
Qatar (Rep of), 4.817%, 03/14/2049		4,043,000	4,679,772	0.30
			18,182,787	1.17
Romania (Cost $9,120,128)
Romania (Rep of), 6.750%, 02/07/2022		2,348,000	2,572,553	0.17
Romania (Rep of), 4.375%, 08/22/2023		5,706,000	6,029,667	0.39
Romania (Rep of), 6.125%, 01/22/2044		530,000	672,189	0.04
			9,274,409	0.60
Russian Federation (Cost $39,442,388)
CEDC Finance Corp International, Inc., 10.000%, 12/31/2022(4)		1,071,532	913,481	0.06
Russian Federal Bond - OFZ, 7.500%, 08/18/2021	RUB	585,143,000	9,316,872	0.60
Russian Federal Bond - OFZ, 7.400%, 12/07/2022	RUB	74,448,000	1,187,905	0.08
Russian Federal Bond - OFZ, 7.750%, 09/16/2026	RUB	324,001,000	5,274,322	0.34
Russian Federal Bond - OFZ, 7.050%, 01/19/2028	RUB	259,680,000	4,073,974	0.26
Russian Federal Bond - OFZ, 8.500%, 09/17/2031	RUB	200,643,000	3,462,954	0.22
Russian Federal Bond - OFZ, 7.700%, 03/23/2033	RUB	93,952,000	1,519,410	0.10
Russian Foreign Bond - Eurobond, 4.250%, 06/23/2027		1,600,000	1,670,304	0.11
Russian Foreign Bond - Eurobond, 4.375%, 03/21/2029		3,200,000	3,344,960	0.22
Russian Foreign Bond - Eurobond, 5.250%, 06/23/2047		3,800,000	4,263,600	0.27
Russian Railways Via RZD Capital PLC, 5.700%, 04/05/2022		1,472,000	1,562,381	0.10

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets

Russian Federation (continued)
SCF Capital Designated Activity Co., 5.375%, 06/16/2023		2,980,000	$3,112,753	0.20
			39,702,916	2.56
Saudi Arabia (Cost $15,877,249)
Saudi (Rep of), 4.375%, 04/16/2029		2,900,000	3,198,456	0.21
Saudi (Rep of), 5.000%, 04/17/2049		4,466,000	5,066,713	0.33
Saudi (Rep of), 5.250%, 01/16/2050		4,816,000	5,652,780	0.36
Saudi Arabian Oil Co., 4.250%, 04/16/2039(4)		3,275,000	3,408,731	0.22
			17,326,680	1.12
Senegal (Cost $3,912,599)
Senegal (Rep of), 6.250%, 05/23/2033		2,369,000	2,346,613	0.15
Senegal (Rep of), 6.750%, 03/13/2048		1,607,000	1,541,788	0.10
			3,888,401	0.25
South Africa (Cost $58,189,062)
Eskom Holdings SOC Ltd., 5.750%, 01/26/2021		650,000	651,625	0.04
Eskom Holdings SOC Ltd., 6.750%, 08/06/2023		1,027,000	1,059,238	0.07
Eskom Holdings SOC Ltd., 7.125%, 02/11/2025		5,167,000	5,360,762	0.35
Eskom Holdings SOC Ltd., 8.450%, 08/10/2028		900,000	992,749	0.06
South Africa (Rep of), 5.875%, 05/30/2022		1,229,000	1,307,324	0.08
South Africa (Rep of), 4.875%, 04/14/2026		2,960,000	3,030,300	0.20
South Africa (Rep of), 4.300%, 10/12/2028		6,859,000	6,625,794	0.43
South Africa (Rep of), 8.000%, 01/31/2030	ZAR	75,734,000	4,928,859	0.32
South Africa (Rep of), 5.875%, 06/22/2030		1,157,000	1,230,817	0.08
South Africa (Rep of), 8.250%, 03/31/2032	ZAR	56,129,000	3,595,354	0.23
South Africa (Rep of), 8.875%, 02/28/2035	ZAR	136,430,000	8,925,936	0.58
South Africa (Rep of), 9.000%, 01/31/2040	ZAR	38,094,480	2,458,801	0.16
South Africa (Rep of), 8.750%, 01/31/2044	ZAR	71,697,000	4,458,821	0.29
South Africa (Rep of), 5.000%, 10/12/2046		2,701,000	2,551,040	0.16
South Africa (Rep of), 5.650%, 09/27/2047		3,281,000	3,290,515	0.21
South Africa (Rep of), 8.750%, 02/28/2048	ZAR	91,472,690	5,655,284	0.36
			56,123,219	3.62
Sri Lanka (Cost $9,087,183)
Sri Lanka (Rep of), 6.825%, 07/18/2026		1,251,000	1,268,869	0.08
Sri Lanka (Rep of), 6.200%, 05/11/2027		1,950,000	1,879,404	0.12
Sri Lanka (Rep of), 6.750%, 04/18/2028		600,000	588,019	0.04
Sri Lanka (Rep of), 7.850%, 03/14/2029		2,865,000	2,975,854	0.19
Sri Lanka (Rep of), 7.550%, 03/28/2030(4)		2,600,000	2,645,357	0.17
			9,357,503	0.60
Suriname (Cost $2,341,650)
Suriname (Rep of), 9.250%, 10/26/2026		2,337,000	2,167,567	0.14
			2,167,567	0.14
Thailand (Cost $28,282,301)
Thailand (Rep of), 1.875%, 06/17/2022	THB	357,785,000	11,683,456	0.75

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets

Thailand (continued)
Thailand (Rep of), 2.000%, 12/17/2022	THB	8,000	$262	—
Thailand (Rep of), 2.400%, 12/17/2023	THB	87,140,000	2,912,622	0.19
Thailand (Rep of), 2.125%, 12/17/2026	THB	40,383,000	1,341,605	0.09
Thailand (Rep of), 2.875%, 12/17/2028	THB	37,940,000	1,338,983	0.09
Thailand (Rep of), 4.875%, 06/22/2029	THB	18,680,000	771,023	0.05
Thailand (Rep of), 3.775%, 06/25/2032	THB	154,501,000	6,051,058	0.39
Thailand (Rep of), 3.400%, 06/17/2036	THB	75,197,000	2,909,063	0.19
Thailand (Rep of), 3.300%, 06/17/2038	THB	79,504,000	3,089,757	0.20
Thailand (Rep of), 2.875%, 06/17/2046	THB	4,854,000	175,347	0.01
Thailand (Rep of), 3.600%, 06/17/2067	THB	42,050,000	1,600,288	0.10
			31,873,464	2.06
Turkey (Cost $33,253,052)
Turkey (Rep of), 7.000%, 06/05/2020		1,047,000	1,071,772	0.07
Turkey (Rep of), 5.625%, 03/30/2021		670,000	681,524	0.04
Turkey (Rep of), 3.000%, 02/23/2022	TRY	2,939,300	1,054,007	0.07
Turkey (Rep of), 10.700%, 08/17/2022	TRY	18,080,000	2,883,211	0.19
Turkey (Rep of), 6.250%, 09/26/2022		1,380,000	1,406,350	0.09
Turkey (Rep of), 3.250%, 03/23/2023		1,300,000	1,201,083	0.08
Turkey (Rep of), 7.250%, 12/23/2023		948,000	995,396	0.07
Turkey (Rep of), 5.750%, 03/22/2024		1,770,000	1,745,755	0.11
Turkey (Rep of), 6.350%, 08/10/2024		3,560,000	3,588,409	0.23
Turkey (Rep of), 7.375%, 02/05/2025		2,264,000	2,378,830	0.15
Turkey (Rep of), 8.000%, 03/12/2025	TRY	1,610,000	212,753	0.01
Turkey (Rep of), 6.000%, 03/25/2027		2,389,000	2,311,357	0.15
Turkey (Rep of), 6.125%, 10/24/2028		2,140,000	2,065,100	0.13
Turkey (Rep of), 7.625%, 04/26/2029		1,007,000	1,056,343	0.07
Turkey (Rep of), 6.875%, 03/17/2036		730,000	714,371	0.05
Turkey (Rep of), 6.750%, 05/30/2040		1,177,000	1,126,017	0.07
Turkey (Rep of), 6.000%, 01/14/2041		765,000	671,272	0.04
Turkey (Rep of), 4.875%, 04/16/2043		3,638,000	2,855,830	0.19
Turkey (Rep of), 5.750%, 05/11/2047		3,635,000	3,067,031	0.20
			31,086,411	2.01
Ukraine (Cost $52,435,596)
DTEK Finance PLC, 10.750%, (100% Cash), 12/31/2024(6)		7,737,000	8,087,718	0.52
Metinvest B.V., 8.500%, 04/23/2026		9,700,000	10,311,100	0.67
Ukraine (Rep of), 16.000%, 08/11/2021(4)	UAH	9,165,000	351,654	0.02
Ukraine (Rep of), 17.000%, 05/11/2022(4)	UAH	8,814,000	352,364	0.02
Ukraine (Rep of), 7.750%, 09/01/2022		902,000	956,120	0.06
Ukraine (Rep of), 7.750%, 09/01/2023		2,812,000	3,006,028	0.20
Ukraine (Rep of), 8.994%, 02/01/2024		1,721,000	1,909,546	0.12
Ukraine (Rep of), 7.750%, 09/01/2024		1,108,000	1,182,172	0.08
Ukraine (Rep of), 15.840%, 02/26/2025(4)		14,360,000	585,170	0.04
Ukraine (Rep of), 7.750%, 09/01/2025		5,220,000	5,515,974	0.36
Ukraine (Rep of), 7.750%, 09/01/2026		3,334,000	3,520,704	0.23

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets

Ukraine (continued)
Ukraine (Rep of), 7.750%, 09/01/2027		2,057,000	$2,170,382	0.14
Ukraine (Rep of), 9.750%, 11/01/2028		6,080,000	7,098,400	0.46
Ukraine (Rep of), 7.375%, 09/25/2032		9,192,000	9,339,072	0.60
Ukraine Railways Via Shortline PLC, 9.875%, 09/15/2021		805,000	827,299	0.05
Ukreximbank Via Biz Finance PLC, 9.750%, 01/22/2025		1,650,000	1,751,887	0.11
			56,965,590	3.68
Uruguay (Cost $19,492,895)
Uruguay (Rep of), 9.875%, 06/20/2022	UYU	20,413,000	600,835	0.04
Uruguay (Rep of), 8.500%, 03/15/2028	UYU	65,302,000	1,712,637	0.11
Uruguay (Rep of), 7.875%, 01/15/2033		2,656,000	3,871,147	0.25
Uruguay (Rep of), 7.625%, 03/21/2036		2,104,000	3,050,821	0.20
Uruguay (Rep of), 4.125%, 11/20/2045		1,714,235	1,763,965	0.11
Uruguay (Rep of), 5.100%, 06/18/2050		1,666,000	1,911,735	0.12
Uruguay (Rep of), 4.975%, 04/20/2055		4,590,974	5,147,676	0.33
Uruguay Monetary Regulation Bill, 0.000%, 06/10/2020(3)	UYU	28,920,000	774,120	0.05
Uruguay Monetary Regulation Bill, 0.000%, 07/03/2020(3)	UYU	37,946,000	1,009,623	0.07
Uruguay Monetary Regulation Bill, 0.000%, 03/10/2021(3)	UYU	13,801,000	344,321	0.02
Uruguay Monetary Regulation Bill, 0.000%, 06/09/2021(3)	UYU	43,768,000	1,066,972	0.07
			21,253,852	1.37
Venezuela (Cost $49,980,026)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020		28,100,000	18,265,000	1.18
Petroleos de Venezuela S.A., 9.000%, 11/17/2021(7)		3,789,076	511,525	0.03
Petroleos de Venezuela S.A., 12.750%, 02/17/2022(7)		1,695,000	237,300	0.02
Petroleos de Venezuela S.A., 5.375%, 04/12/2027(7)		1,590,000	222,600	0.01
Petroleos de Venezuela S.A., 9.750%, 05/17/2035(7)		5,253,147	735,441	0.05
Venezuela (Rep of), 7.750%, 10/13/2019(7)		1,638,000	249,795	0.02
Venezuela (Rep of), 12.750%, 08/23/2022(7)		3,246,000	495,015	0.03
Venezuela (Rep of), 9.000%, 05/07/2023(7)		1,407,000	214,568	0.01
Venezuela (Rep of), 8.250%, 10/13/2024(7)		3,213,200	490,013	0.03
Venezuela (Rep of), 11.750%, 10/21/2026(7)		12,976,000	1,978,840	0.13
Venezuela (Rep of), 9.250%, 09/15/2027(7)		3,647,000	556,167	0.04
Venezuela (Rep of), 9.250%, 05/07/2028(7)		2,317,000	353,342	0.02
Venezuela (Rep of), 11.950%, 08/05/2031(7)		21,478,800	3,275,517	0.21
			27,585,123	1.78
Vietnam (Cost $6,658,712)
Vietnam (Rep of), 6.750%, 01/29/2020		3,610,000	3,673,182	0.24
Vietnam (Rep of), 4.800%, 11/19/2024		2,911,000	3,168,845	0.20
			6,842,027	0.44
Zambia (Cost $6,728,404)
Zambia (Rep of), 5.375%, 09/20/2022(4)		1,021,000	716,231	0.05
Zambia (Rep of), 8.500%, 04/14/2024		1,290,000	925,446	0.06

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets

Zambia (continued)
Zambia (Rep of), 8.970%, 07/30/2027		5,075,000	$3,622,383	0.23
			5,264,060	0.34

Total Debt Securities (Cost $1,384,057,246)			1,395,775,238	90.10

Bank Loans

United Arab Emirates (Cost $19,108,103)
DP World Ltd., 4.250%, 09/30/2022(10)		15,657,212	14,639,493	0.94
DP World Ltd., 5.250%, 09/30/2022(10)		5,298,754	4,954,335	0.32
			19,593,828	1.26

Total Bank Loans (Cost $19,108,103)			19,593,828	1.26

Credit Linked Notes

Indonesia (Cost $4,481,053)
Indonesia (Rep of), Issued by Standard Chartered, 12.800%, 06/17/2021(4)	IDR	1,840,000,000	146,000	0.01
Indonesia (Rep of), Issued by Standard Chartered, 8.375%, 03/19/2024(4)	IDR	6,958,000,000	527,181	0.03
Indonesia (Rep of), Issued by Standard Chartered, 8.125%, 05/17/2024(4)	IDR	5,702,000,000	428,839	0.03
Indonesia (Rep of), Issued by Standard Chartered, 11.000%, 09/17/2025(4)	IDR	3,602,000,000	307,569	0.02
Indonesia (Rep of), Issued by Standard Chartered, 7.000%, 05/24/2027(4)	IDR	10,298,000,000	726,682	0.05
Indonesia (Rep of), Issued by Standard Chartered, 9.000%, 03/20/2029(4)	IDR	11,300,000,000	892,341	0.06
Indonesia (Rep of), Issued by Standard Chartered, 10.500%, 08/19/2030(4)	IDR	8,356,000,000	730,193	0.05
Indonesia (Rep of), Issued by Standard Chartered, 8.375%, 03/17/2034(4)	IDR	13,035,000,000	988,054	0.06
			4,746,859	0.31

Total Credit Linked Notes (Cost $4,481,053)			4,746,859	0.31

Short-Term Investments

France (Cost $50,000,000)
Crédit Agricole CIB, Time Deposit, 2.150%		25,000,000	25,000,000	1.61
Crédit Agricole CIB, Time Deposit, 2.350%		25,000,000	25,000,000	1.61
			50,000,000	3.22
United States (Cost $50,000,000)
Mizuho International PLC, Time Deposit, 2.380%		50,000,000	50,000,000	3.23
			50,000,000	3.23
Total Short-Term Investments (Cost $100,000,000)			100,000,000	6.45

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2019 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets

Equity Securities

Niger (Cost $265,038)
Savannah Petroleum PLC *	GBP	682,262	$114,949	0.01
			114,949	0.01

Russian Federation (Cost $130,309)
Roust Corp. *(10)		8,407	42,035	—
			42,035	—

Total Equity Securities (Cost $395,347)			156,984	0.01

Total Investments in Securities (Cost $1,508,041,749)			1,520,272,909	98.13

Total Investments (Total Cost $1,508,041,749)			1,520,272,909	98.13

Other Assets Less Liabilities			28,915,351	1.87

Net Assets			$1,549,188,260	100.00

*	Non-income producing security.

(1)	Par values are stated in United States Dollars unless otherwise noted below.

(2)	Step coupon bond. Rate as of July 31, 2019 is disclosed.

(3)	Zero coupon bond.

(4)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

(5)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(6)	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.

(7)	Issuer has defaulted on terms of debt obligation.

(8)	Maturity has been extended under the terms of a plan of reorganization.

(9)	Security has been deemed worthless and is a Level 3 investment.

(10)	Security is a Level 3 investment.

Percentages shown are based on net assets.

At July 31, 2019, the Ashmore Emerging Markets Total Return Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)

04/29/2020	Merrill Lynch	Ukraine Hryvnia	27,526,219	United States Dollar	922,100	$64,827
05/06/2020	Merrill Lynch	Ukraine Hryvnia	21,519,352	United States Dollar	728,400	41,390
05/14/2020	Barclays	Ukraine Hryvnia	21,363,980	United States Dollar	722,000	40,228
05/20/2020	Barclays	Ukraine Hryvnia	10,660,330	United States Dollar	361,000	18,591
05/22/2020	Goldman Sachs	Ukraine Hryvnia	26,014,256	United States Dollar	878,860	46,841
08/05/2019	Credit Suisse	Argentine Peso	97,251,689	United States Dollar	1,995,930	206,884

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2019 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/20/2019	Credit Suisse	Argentine Peso	86,334,614	United States Dollar	1,817,150	$ 94,359
08/30/2019	Santander	Colombian Peso	19,000,000,000	United States Dollar	5,620,553	159,477
08/30/2019	Standard Chartered	Indonesian Rupiah	49,261,175,000	United States Dollar	3,463,000	15,897
08/30/2019	JP Morgan	Romanian Leu	21,603,038	United States Dollar	5,032,389	23,319
08/30/2019	Credit Suisse	United States Dollar	10,350,000	Colombian Peso	33,733,755,000	87,783
08/30/2019	HSBC Bank	United States Dollar	4,820,000	Colombian Peso	15,459,571,600	117,011
08/30/2019	BNP Paribas	United States Dollar	3,674,345	Hungarian Forint	1,079,394,768	3,741
08/30/2019	Merrill Lynch	United States Dollar	2,540,000	Hungarian Forint	746,201,200	2,458
08/30/2019	BNP Paribas	United States Dollar	2,983,903	Polish Zloty	11,454,436	26,339
08/30/2019	JP Morgan	United States Dollar	3,499,121	Polish Zloty	13,339,436	54,846
08/30/2019	Merrill Lynch	United States Dollar	2,210,000	Polish Zloty	8,500,986	15,025
09/04/2019	HSBC Bank	United States Dollar	33,202,385	Brazilian Real	125,055,124	517,601
09/10/2019	Merrill Lynch	Argentine Peso	96,339,268	United States Dollar	1,851,610	218,958
09/26/2019	Credit Suisse	Argentine Peso	67,373,614	United States Dollar	1,397,300	20,513
09/30/2019	BNP Paribas	Argentine Peso	88,440,501	United States Dollar	1,816,773	34,001
09/30/2019	BNP Paribas	Chinese Yuan Renminbi	100,120,000	United States Dollar	14,439,910	52,665
09/30/2019	Standard Chartered	Chinese Yuan Renminbi	112,139,179	United States Dollar	16,186,605	45,771
09/30/2019	Citibank	Philippine Peso	241,800,859	United States Dollar	4,608,364	126,548
09/30/2019	ANZ Banking	Taiwan Dollar	576,634,339	United States Dollar	18,419,880	149,403
09/30/2019	Barclays	Thai Baht	103,504,391	United States Dollar	3,351,587	18,879
09/30/2019	Goldman Sachs	Thai Baht	70,412,275	United States Dollar	2,285,000	7,871
09/30/2019	BNP Paribas	United States Dollar	1,560,000	Hungarian Forint	457,388,880	1,631
09/30/2019	Merrill Lynch	United States Dollar	556,563	Hungarian Forint	162,354,916	3,403
09/30/2019	BNP Paribas	United States Dollar	4,595,035	Indonesian Rupiah	64,848,209,100	35,687
09/30/2019	Goldman Sachs	United States Dollar	909,320	Korean Won	1,071,542,688	5,718
09/30/2019	Deutsche Bank	United States Dollar	15,929,402	Malaysian Ringgit	65,579,755	56,797
09/30/2019	BNP Paribas	United States Dollar	2,015,268	Polish Zloty	7,748,251	13,093
09/30/2019	Merrill Lynch	United States Dollar	2,153,810	Polish Zloty	8,279,353	14,396
10/30/2019	Santander	United States Dollar	7,139,731	Chilean Peso	4,961,756,230	88,317
10/31/2019	BNP Paribas	Israeli Shekel	16,352,105	United States Dollar	4,664,593	18,996
10/31/2019	Citibank	Turkish Lira	6,115,690	United States Dollar	1,050,000	7,932
10/31/2019	HSBC Bank	Turkish Lira	17,454,908	United States Dollar	2,992,000	27,462
10/31/2019	Standard Chartered	Turkish Lira	24,526,062	United States Dollar	4,106,499	136,178
10/31/2019	JP Morgan	United States Dollar	2,162,529	Czech Koruna	49,422,434	30,789
10/31/2019	Merrill Lynch	United States Dollar	1,467,088	Czech Koruna	33,611,502	17,321
10/31/2019	BNP Paribas	United States Dollar	3,822,190	Mexican Peso	73,975,128	22,243
10/31/2019	Barclays	United States Dollar	4,409,890	Polish Zloty	16,848,780	52,259

Subtotal Appreciation						2,743,448

08/02/2019	BNP Paribas	Brazilian Real	8,936,547	United States Dollar	2,385,000	$ (43,352)
08/02/2019	HSBC Bank	Brazilian Real	125,055,124	United States Dollar	33,294,761	(526,508)
08/02/2019	HSBC Bank	United States Dollar	34,926,408	Brazilian Real	133,991,671	(183,493)
08/27/2019	Credit Suisse	Argentine Peso	118,253,047	United States Dollar	2,592,700	(2,636)

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2019 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/30/2019	Credit Suisse	Colombian Peso	27,440,304,459	United States Dollar	8,571,345	$(223,672)
08/30/2019	BNP Paribas	Czech Koruna	292,033,743	United States Dollar	12,666,939	(85,081)
08/30/2019	Citibank	Czech Koruna	39,947,347	United States Dollar	1,779,630	(58,555)
08/30/2019	Barclays	Hungarian Forint	2,632,773,151	United States Dollar	9,010,268	(57,224)
08/30/2019	BNP Paribas	Indian Rupee	260,438,367	United States Dollar	3,767,099	(12,356)
08/30/2019	BNP Paribas	Polish Zloty	127,073,032	United States Dollar	32,930,072	(119,504)
08/30/2019	Morgan Stanley	Russian Ruble	203,724,899	United States Dollar	3,203,725	(18,678)
08/30/2019	BNP Paribas	United States Dollar	17,855,374	Chinese Offshore Yuan	123,780,432	(57,210)
08/30/2019	JP Morgan	United States Dollar	1,519,147	Indian Rupee	106,590,937	(17,576)
08/30/2019	Citibank	United States Dollar	3,191,407	Indonesian Rupiah	46,052,000,000	(60,853)
08/30/2019	Merrill Lynch	United States Dollar	7,902,496	Indonesian Rupiah	117,273,039,080	(379,499)
08/30/2019	Deutsche Bank	United States Dollar	3,640,963	Malaysian Ringgit	15,129,590	(23,441)
09/30/2019	HSBC Bank	Chinese Yuan Renminbi	27,899,508	United States Dollar	4,060,000	(21,489)
09/30/2019	BNP Paribas	Czech Koruna	119,842,042	United States Dollar	5,299,790	(133,545)
09/30/2019	HSBC Bank	Hungarian Forint	2,632,773,150	United States Dollar	9,297,993	(327,874)
09/30/2019	Goldman Sachs	Korean Won	36,978,078,978	United States Dollar	31,388,370	(205,792)
09/30/2019	BNP Paribas	Polish Zloty	59,965,099	United States Dollar	16,096,177	(600,986)
09/30/2019	Citibank	Romanian Leu	18,194,496	United States Dollar	4,379,889	(122,086)
09/30/2019	ANZ Banking	Singapore Dollar	28,604,769	United States Dollar	20,880,536	(45,556)
09/30/2019	HSBC Bank	Singapore Dollar	2,926,152	United States Dollar	2,160,000	(28,666)
09/30/2019	ANZ Banking	Taiwan Dollar	44,061,000	United States Dollar	1,425,000	(6,109)
09/30/2019	BNP Paribas	United States Dollar	1,586,577	Indonesian Rupiah	22,703,921,860	(9,690)
09/30/2019	Standard Chartered	United States Dollar	2,074,622	Indonesian Rupiah	30,026,000,000	(36,446)
09/30/2019	Goldman Sachs	United States Dollar	1,910,760	Taiwan Dollar	59,906,148	(18,390)
09/30/2019	Deutsche Bank	United States Dollar	1,561,671	Thai Baht	48,136,952	(5,837)
10/04/2019	Credit Suisse	Argentine Peso	106,203,265	United States Dollar	2,210,266	(1,877)
10/30/2019	Credit Suisse	Chilean Peso	5,354,659,926	United States Dollar	7,856,937	(247,146)
10/31/2019	Barclays	Czech Koruna	211,831,823	United States Dollar	9,256,159	(119,207)
10/31/2019	Standard Chartered	Czech Koruna	211,831,823	United States Dollar	9,275,613	(138,662)
10/31/2019	JP Morgan	Hungarian Forint	4,081,524,734	United States Dollar	14,180,085	(247,690)
10/31/2019	Santander	Mexican Peso	733,537,900	United States Dollar	37,905,488	(225,181)
10/31/2019	Barclays	Polish Zloty	29,780,319	United States Dollar	7,809,900	(107,761)
10/31/2019	Merrill Lynch	Polish Zloty	29,780,319	United States Dollar	7,844,492	(142,353)
10/31/2019	BNP Paribas	Romanian Leu	13,545,906	United States Dollar	3,206,549	(37,099)
10/31/2019	HSBC Bank	Russian Ruble	957,999,299	United States Dollar	14,965,465	(105,282)
10/31/2019	HSBC Bank	South African Rand	38,755,342	United States Dollar	2,750,313	(79,634)
10/31/2019	Citibank	Turkish Lira	11,235,371	United States Dollar	1,944,000	(433)
10/31/2019	HSBC Bank	Turkish Lira	5,340,660	United States Dollar	926,000	(2,138)
10/31/2019	JP Morgan	Turkish Lira	2,059,574	United States Dollar	358,000	(1,722)
10/31/2019	Standard Chartered	Turkish Lira	35,299,614	United States Dollar	6,122,000	(15,645)
12/03/2019	BNP Paribas	United States Dollar	14,948,507	Brazilian Real	59,303,717	(442,583)

Subtotal Depreciation						(5,346,517)

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2019 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)

Total						$(2,603,069)

At July 31, 2019, the Ashmore Emerging Markets Total Return Fund had the following centrally cleared swap contracts outstanding:

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value/ Unrealized Appreciation (Depreciation)**	Premiums Paid/ (Received)	Variation Margin Receivable (Payable)	Counterparty
2.069% (Pay Annually)	PRIBOR Czech Republic 6 Month Rate (Receive Semiannually)	CZK	292,400,000	09/19/2013	$ (345,084)	—	$ (1,629)	ING Capital Markets
6.600% (Pay Semiannually)	India Overnight Mumbai Interbank 6 Month Rate (Receive Semiannually)	INR	1,100,000,000	12/13/2023	(764,960)	—	(9,056)	HSBC Bank
MXN-TIIE-BANXICO 28 Day Rate (Pay Lunar)	8.156% (Receive Lunar)	MXN	854,000,000	12/13/2023	1,608,650	—	(52,087)	Merrill Lynch
WIBOR Poland 6 Month Rate (Pay Semiannually)	2.400% (Receive Annually)	PLN	13,970,000	03/26/2023	86,639	—	(1,402)	Merrill Lynch

					$ 585,245		$(64,174)

**Includes cumulative appreciation/depreciation on centrally cleared swap agreements.

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2019 (Unaudited)

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Total Return Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2019:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$ 231,892,974	$ —	$ 231,892,974
Government Agencies	—	37,131,563	—	37,131,563
Government Bonds	—	1,103,893,819	—	1,103,893,819
Index Linked Government Bonds	—	13,734,043	—	13,734,043
Municipal Bonds	—	1,990,815	—	1,990,815
Short-Term Investments	—	7,132,024	—	7,132,024

Total Debt Securities	—	1,395,775,238	—	1,395,775,238
Bank Loans
United Arab Emirates	—	—	19,593,828	19,593,828
Credit Linked Notes
Indonesia	—	4,746,859	—	4,746,859
Short-Term Investments	—	100,000,000	—	100,000,000
Equity Securities
Common Stock
Niger	—	114,949	—	114,949
Russian Federation	—	—	42,035	42,035

Total Common Stock	—	114,949	42,035	156,984

Total Investments	$—	$1,500,637,046	$19,635,863	$1,520,272,909

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$ 2,743,448	$—	$ 2,743,448
Centrally Cleared Swap Contracts	—	1,695,289	—	1,695,289
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(5,346,517)	—	(5,346,517)
Centrally Cleared Swap Contracts	—	(1,110,044)	—	(1,110,044)

Total Other Financial Instruments	$—	$(2,017,824)	$—	$(2,017,824)

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2019 (Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ending July 31, 2019:

Category and Subcategory	Beginning Balance at 10/31/2018	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Ending Balance at 07/31/2019	Change in Unrealized Appreciation (Depreciation) from Investments still held 07/31/2019

Investments, at value

Bank Loans, United Arab Emirates	$12,099,283	$357,683	$7,889,989	$(482,755)	$68,543	$(338,915)	$—	$—	$19,593,828	$(338,915)

Common Stock, Russian Federation	16,814	—	—	—	—	25,221	—	—	42,035	25,221

Total	$12,116,097	$357,683	$7,889,989	$(482,755)	$68,543	$(313,694)	$—	$—	$19,635,863	$(313,694)

The following table on “Quantitative information about Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at July 31, 2019:

Quantitative Information about Level 3 FairValue Measurements

	Fair Value at 07/31/2019	Valuation Technique	Unobservable Input

Bank Loans	19,593,828	Broker Quote	Inputs to broker model
Common Stock	42,035	Broker Quote	Inputs to broker model

Total	19,635,863

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets

Debt Securities

Argentina (Cost $1,573,041)
Argentina Bonar Bonds, (Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 3.250%), 53.547%, 03/01/2020	ARS	1,747,700	$37,831	0.05
Argentina Bonar Bonds, (Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 2.000%), 51.294%, 04/03/2022	ARS	3,021,979	59,612	0.08
Argentina POM Politica Monetaria, (Floating, Argentina Blended Historical Policy Rate + 0.000%), 61.791%, 06/21/2020	ARS	26,495,741	587,656	0.80
Argentina Treasury Bills, 0.000%, 07/31/2020(2)	ARS	8,033,833	179,671	0.24
Ciudad Autonoma De Buenos Aires, (Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 3.250%), 52.537%, 03/29/2024	ARS	5,013,699	91,023	0.12
Provincia de Buenos Aires, (Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 3.750%), 53.054%, 04/12/2025(3)	ARS	6,760,000	116,327	0.16
			1,072,120	1.45
Brazil (Cost $13,338,144)
Brazil Letras do Tesouro Nacional, 0.000%, 07/01/2020(2)	BRL	2,890,000	721,356	0.98
Brazil Letras do Tesouro Nacional, 0.000%, 07/01/2021(2)	BRL	12,981,000	3,057,731	4.13
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/2022(2)	BRL	1,670,000	380,390	0.51
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2023	BRL	11,829,000	3,428,140	4.64
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2025	BRL	8,232,000	2,451,026	3.31
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	BRL	8,309,000	2,523,817	3.41
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2029	BRL	4,350,000	1,343,823	1.82
			13,906,283	18.80
Chile (Cost $3,260,744)
Bonos de la Tesoreria de la Republica, 1.500%, 03/01/2026	CLP	11,500	499,221	0.68
Bonos de la Tesoreria de la Republica, 1.900%, 09/01/2030	CLP	1,000	47,186	0.06
Bonos de la Tesoreria de la Republica, 2.000%, 03/01/2035	CLP	6,500	316,942	0.43
Bonos de la Tesoreria de la Republica en pesos, 4.500%, 03/01/2021	CLP	805,000,000	1,184,876	1.60
Bonos de la Tesoreria de la Republica en pesos, 4.000%, 03/01/2023(3)	CLP	190,000,000	284,598	0.39
Bonos de la Tesoreria de la Republica en pesos, 4.700%, 09/01/2030(3)	CLP	130,000,000	215,511	0.29
Bonos de la Tesoreria de la Republica en pesos, 5.000%, 03/01/2035	CLP	435,000,000	762,927	1.03
			3,311,261	4.48

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets

China (Cost $1,658,065)
China (Rep of), 3.290%, 05/23/2029	CNY	11,420,000	$1,676,918	2.27
			1,676,918	2.27
Colombia (Cost $3,012,088)
Colombian TES, 4.750%, 02/23/2023	COP	4,692,000	423,781	0.57
Colombian TES, 3.300%, 03/17/2027	COP	5,971,000	522,122	0.71
Colombian TES, 7.750%, 09/18/2030	COP	1,476,200,000	513,523	0.69
Colombian TES, 7.000%, 06/30/2032	COP	1,698,800,000	554,389	0.75
Colombian TES, 3.000%, 03/25/2033	COP	6,989,000	581,979	0.79
Colombian TES, 7.250%, 10/18/2034	COP	1,298,600,000	434,414	0.59
			3,030,208	4.10
Czech Republic (Cost $345,438)
Czech (Rep of), 0.950%, 05/15/2030	CZK	3,090,000	127,592	0.17
Czech (Rep of), 2.000%, 10/13/2033	CZK	4,740,000	215,027	0.29
			342,619	0.46
Dominican Republic (Cost $159,333)
Dominican (Rep of), 9.750%, 06/05/2026(3)	DOP	8,050,000	163,181	0.22
			163,181	0.22
Egypt (Cost $750,239)
Egypt (Rep of), 15.900%, 07/02/2024	EGP	1,350,000	81,794	0.11
Egypt (Rep of), 16.100%, 05/07/2029	EGP	1,343,000	82,530	0.11
Egypt Treasury Bills, 0.000%, 08/13/2019(2)	EGP	2,150,000	129,281	0.18
Egypt Treasury Bills, 0.000%, 10/22/2019(2)	EGP	7,025,000	408,455	0.55
Egypt Treasury Bills, 0.000%, 10/29/2019(2)	EGP	1,500,000	86,900	0.12
			788,960	1.07
Hungary (Cost $1,321,267)
Hungary (Rep of), 1.750%, 10/26/2022	HUF	36,590,000	127,719	0.17
Hungary (Rep of), 3.000%, 06/26/2024	HUF	123,890,000	457,177	0.62
Hungary (Rep of), 5.500%, 06/24/2025	HUF	126,790,000	527,695	0.71
Hungary (Rep of), 3.000%, 10/27/2027	HUF	13,790,000	50,952	0.07
Hungary (Rep of), 6.750%, 10/22/2028	HUF	41,310,000	195,753	0.27
			1,359,296	1.84
India (Cost $2,986,682)
India (Rep of), 7.370%, 04/16/2023	INR	77,480,000	1,166,984	1.58
India (Rep of), 7.720%, 05/25/2025	INR	104,220,000	1,598,338	2.16
India (Rep of), 7.590%, 01/11/2026	INR	15,000,000	228,538	0.31
			2,993,860	4.05
Indonesia (Cost $6,492,745)
Indonesia (Rep of), 8.250%, 07/15/2021	IDR	6,766,000,000	499,220	0.67
Indonesia (Rep of), 5.625%, 05/15/2023	IDR	4,423,000,000	304,705	0.41
Indonesia (Rep of), 8.375%, 03/15/2024	IDR	1,502,000,000	113,801	0.15
Indonesia (Rep of), 8.375%, 09/15/2026	IDR	8,039,000,000	611,370	0.83

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets

Indonesia (continued)
Indonesia (Rep of), 7.000%, 05/15/2027	IDR	4,076,000,000	$287,624	0.39
Indonesia (Rep of), 6.125%, 05/15/2028	IDR	14,615,000,000	965,127	1.30
Indonesia (Rep of), 9.000%, 03/15/2029	IDR	12,054,000,000	951,883	1.29
Indonesia (Rep of), 8.250%, 05/15/2029	IDR	4,401,000,000	333,310	0.45
Indonesia (Rep of), 7.000%, 09/15/2030	IDR	2,321,000,000	161,280	0.22
Indonesia (Rep of), 8.750%, 05/15/2031	IDR	4,227,000,000	330,059	0.45
Indonesia (Rep of), 7.500%, 08/15/2032	IDR	1,243,000,000	87,930	0.12
Indonesia (Rep of), 6.625%, 05/15/2033	IDR	10,238,000,000	673,091	0.91
Indonesia (Rep of), 8.375%, 03/15/2034	IDR	8,706,000,000	659,916	0.89
Indonesia (Rep of), 8.250%, 05/15/2036	IDR	4,313,000,000	323,529	0.44
Indonesia (Rep of), 7.500%, 05/15/2038	IDR	1,651,000,000	114,921	0.16
			6,417,766	8.68
Malaysia (Cost $3,546,837)
Malaysia (Rep of), 3.659%, 10/15/2020	MYR	365,000	88,945	0.12
Malaysia (Rep of), 3.620%, 11/30/2021	MYR	1,500,000	366,403	0.50
Malaysia (Rep of), 3.882%, 03/10/2022	MYR	1,390,000	341,657	0.46
Malaysia (Rep of), 3.418%, 08/15/2022	MYR	4,000	971	—
Malaysia (Rep of), 3.795%, 09/30/2022	MYR	2,000	491	—
Malaysia (Rep of), 3.757%, 04/20/2023	MYR	1,271,000	311,913	0.42
Malaysia (Rep of), 3.478%, 06/14/2024	MYR	2,085,000	505,887	0.68
Malaysia (Rep of), 4.181%, 07/15/2024	MYR	1,259,000	314,887	0.43
Malaysia (Rep of), 3.955%, 09/15/2025	MYR	1,800,000	445,591	0.60
Malaysia (Rep of), 4.392%, 04/15/2026	MYR	365,000	92,737	0.13
Malaysia (Rep of), 3.906%, 07/15/2026	MYR	599,000	148,182	0.20
Malaysia (Rep of), 3.900%, 11/30/2026	MYR	580,000	143,335	0.19
Malaysia (Rep of), 3.899%, 11/16/2027	MYR	104,000	25,665	0.03
Malaysia (Rep of), 3.733%, 06/15/2028	MYR	604,000	147,237	0.20
Malaysia (Rep of), 3.885%, 08/15/2029	MYR	383,000	94,947	0.13
Malaysia (Rep of), 4.498%, 04/15/2030	MYR	310,000	80,105	0.11
Malaysia (Rep of), 4.232%, 06/30/2031	MYR	227,000	57,214	0.08
Malaysia (Rep of), 3.844%, 04/15/2033	MYR	156,000	37,842	0.05
Malaysia (Rep of), 4.642%, 11/07/2033	MYR	458,000	120,690	0.16
Malaysia (Rep of), 3.828%, 07/05/2034	MYR	1,086,000	263,409	0.36
			3,588,108	4.85
Mexico (Cost $3,462,264)
Comision Federal de Electricidad, 8.180%, 12/23/2027	MXN	3,620,000	169,064	0.23
Mexican Bonos, 10.000%, 12/05/2024	MXN	30,330,000	1,770,001	2.39
Mexican Bonos, 7.500%, 06/03/2027	MXN	8,500,000	444,251	0.60
Mexican Bonos, 8.500%, 05/31/2029	MXN	14,180,000	789,995	1.07
Petroleos Mexicanos, 7.190%, 09/12/2024	MXN	6,270,000	270,742	0.36
			3,444,053	4.65
Peru (Cost $2,165,581)
Fondo MIVIVIENDA S.A., 7.000%, 02/14/2024	PEN	990,000	328,152	0.44

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets

Peru (continued)
Peru (Rep of), 5.940%, 02/12/2029(3)	PEN	1,031,000	$348,421	0.47
Peru (Rep of), 6.950%, 08/12/2031	PEN	1,404,000	513,149	0.69
Peru (Rep of), 6.150%, 08/12/2032(3)	PEN	697,000	239,324	0.32
Peru (Rep of), 5.400%, 08/12/2034(3)	PEN	127,000	40,951	0.06
Peru (Rep of), 6.900%, 08/12/2037	PEN	2,643,000	974,634	1.32
			2,444,631	3.30
Philippines (Cost $455,356)
Philippines (Rep of), 4.950%, 01/15/2021	PHP	10,000,000	197,888	0.27
Philippines (Rep of), 3.900%, 11/26/2022	PHP	10,000,000	192,950	0.26
			390,838	0.53
Poland (Cost $2,464,250)
Poland (Rep of), 2.750%, 08/25/2023	PLN	324,000	116,141	0.16
Poland (Rep of), 3.250%, 07/25/2025	PLN	2,950,000	815,406	1.10
Poland (Rep of), 2.500%, 07/25/2026	PLN	560,000	148,731	0.20
Poland (Rep of), 2.500%, 07/25/2027	PLN	734,000	195,206	0.26
Poland (Rep of), 2.750%, 04/25/2028	PLN	1,430,000	387,426	0.52
Poland (Rep of), 2.750%, 10/25/2029	PLN	2,980,000	811,558	1.10
			2,474,468	3.34
Romania (Cost $151,275)
Romania (Rep of), 5.800%, 07/26/2027	RON	550,000	142,366	0.19
			142,366	0.19
Russian Federation (Cost $4,623,359)
Russian Federal Bond - OFZ, 7.600%, 04/14/2021	RUB	4,266,000	67,938	0.09
Russian Federal Bond - OFZ, 7.500%, 08/18/2021	RUB	54,899,000	874,123	1.18
Russian Federal Bond - OFZ, 7.400%, 12/07/2022	RUB	10,223,000	163,120	0.22
Russian Federal Bond - OFZ, 7.000%, 08/16/2023	RUB	10,745,000	169,163	0.23
Russian Federal Bond - OFZ, 6.500%, 02/28/2024	RUB	18,782,000	289,638	0.39
Russian Federal Bond - OFZ, 7.100%, 10/16/2024	RUB	23,218,000	366,746	0.50
Russian Federal Bond - OFZ, 7.750%, 09/16/2026	RUB	58,967,000	959,908	1.30
Russian Federal Bond - OFZ, 7.050%, 01/19/2028	RUB	12,985,000	203,714	0.27
Russian Federal Bond - OFZ, 8.500%, 09/17/2031	RUB	42,734,000	737,558	1.00
Russian Federal Bond - OFZ, 7.700%, 03/23/2033	RUB	42,980,000	695,081	0.94
			4,526,989	6.12
South Africa (Cost $7,078,155)
South Africa (Rep of), 7.750%, 02/28/2023	ZAR	12,774,000	897,642	1.21
South Africa (Rep of), 10.500%, 12/21/2026	ZAR	7,463,000	581,795	0.79
South Africa (Rep of), 8.000%, 01/31/2030	ZAR	15,749,000	1,024,964	1.38
South Africa (Rep of), 7.000%, 02/28/2031	ZAR	7,143,000	420,401	0.57
South Africa (Rep of), 8.250%, 03/31/2032	ZAR	6,796,000	435,319	0.59
South Africa (Rep of), 8.875%, 02/28/2035	ZAR	2,760,000	180,573	0.24
South Africa (Rep of), 6.250%, 03/31/2036	ZAR	540,000	27,189	0.04
South Africa (Rep of), 8.500%, 01/31/2037	ZAR	6,174,000	385,839	0.52

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets

South Africa (continued)
South Africa (Rep of), 9.000%, 01/31/2040	ZAR	6,737,750	$434,887	0.59
South Africa (Rep of), 6.500%, 02/28/2041	ZAR	5,624,000	274,539	0.37
South Africa (Rep of), 8.750%, 01/31/2044	ZAR	12,914,000	803,119	1.09
South Africa (Rep of), 8.750%, 02/28/2048	ZAR	13,817,000	854,234	1.15
			6,320,501	8.54
Thailand (Cost $3,121,867)
Thailand (Rep of), 3.850%, 12/12/2025	THB	3,589,000	131,240	0.18
Thailand (Rep of), 2.125%, 12/17/2026	THB	8,587,000	285,277	0.39
Thailand (Rep of), 2.875%, 12/17/2028	THB	7,967,000	281,172	0.38
Thailand (Rep of), 4.875%, 06/22/2029	THB	5,788,000	238,902	0.32
Thailand (Rep of), 3.650%, 06/20/2031	THB	2,833,000	109,426	0.15
Thailand (Rep of), 3.775%, 06/25/2032	THB	22,069,000	864,336	1.17
Thailand (Rep of), 3.400%, 06/17/2036	THB	18,014,000	696,888	0.94
Thailand (Rep of), 3.300%, 06/17/2038	THB	7,462,000	289,995	0.39
Thailand (Rep of), 2.875%, 06/17/2046	THB	11,723,000	423,484	0.57
Thailand (Rep of), 3.600%, 06/17/2067	THB	8,180,000	311,305	0.42
			3,632,025	4.91
Turkey (Cost $2,316,794)
Turkey (Rep of), 3.000%, 02/23/2022	TRY	644,810	231,223	0.31
Turkey (Rep of), 11.000%, 03/02/2022	TRY	1,390,000	226,146	0.31
Turkey (Rep of), 8.000%, 03/12/2025	TRY	740,000	97,787	0.13
Turkey (Rep of), 10.600%, 02/11/2026	TRY	3,432,519	508,328	0.69
Turkey (Rep of), 11.000%, 02/24/2027	TRY	465,000	68,738	0.09
Turkey (Rep of), 10.500%, 08/11/2027	TRY	2,090,000	297,528	0.40
			1,429,750	1.93
Ukraine (Cost $126,035)
Ukraine (Rep of), 16.000%, 08/11/2021(3)	UAH	902,000	34,609	0.04
Ukraine (Rep of), 17.000%, 05/11/2022(3)	UAH	867,000	34,661	0.05
Ukraine (Rep of), 15.840%, 02/26/2025	UAH	1,410,000	57,457	0.08
			126,727	0.17
Uruguay (Cost $581,599)
Uruguay (Rep of), 9.875%, 06/20/2022	UYU	4,606,000	135,573	0.18
Uruguay (Rep of), 8.500%, 03/15/2028	UYU	6,062,000	158,984	0.21
Uruguay Monetary Regulation Bill, 0.000%, 06/10/2020(2)	UYU	2,872,000	76,877	0.10
Uruguay Monetary Regulation Bill, 0.000%, 07/03/2020(2)	UYU	3,769,000	100,281	0.14
Uruguay Monetary Regulation Bill, 0.000%, 03/10/2021(2)	UYU	1,060,000	26,446	0.04

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2019 (Unaudited)

				% of Net
	Currency(1)	Par	Value	Assets
Uruguay (continued)
Uruguay Monetary Regulation Bill, 0.000%, 06/09/2021(2)	UYU	3,795,000	$92,514	0.13
			590,675	0.80

Total Debt Securities (Cost $64,991,158)			64,173,603	86.75

Credit Linked Notes

Indonesia (Cost $1,912,097)
Indonesia (Rep of), Issued by Standard Chartered, 8.375%, 03/19/2024(3)	IDR	2,600,000,000	196,992	0.27
Indonesia (Rep of), Issued by Standard Chartered, 8.125%, 05/17/2024(3)	IDR	9,817,000,000	738,322	1.00
Indonesia (Rep of), Issued by Standard Chartered, 7.000%, 05/24/2027(3)	IDR	6,950,000,000	490,429	0.66
Indonesia (Rep of), Issued by Standard Chartered, 10.500%, 08/19/2030(3)	IDR	1,064,000,000	92,978	0.13
Indonesia (Rep of), Issued by Standard Chartered, 8.375%, 03/17/2034(3)	IDR	4,693,000,000	355,730	0.48
Indonesia (Rep of), Issued by Standard Chartered, 8.250%, 05/19/2036(3)	IDR	2,022,000,000	151,675	0.20
			2,026,126	2.74

Total Credit Linked Notes (Cost $1,912,097)			2,026,126	2.74

Total Investments in Securities (Cost $66,903,255)			66,199,729	89.49

Total Investments (Total Cost $66,903,255)			66,199,729	89.49

Other Assets Less Liabilities			7,772,899	10.51

Net Assets			$73,972,628	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.

(2)	Zero coupon bond.

(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2019 (Unaudited)

At July 31, 2019, the Ashmore Emerging Markets Local Currency Bond Fund had outstanding forward foreign currency exchange contracts as follows:

			Currency		Currency
			Buy Amount		Sell Amount
Settlement		Currency	(Local	Currency	(Local	Unrealized
Date	Counterparty	Buy	Currency)	Sell	Currency)	Gain/(Loss)

08/05/2019	BNP Paribas	Argentine Peso	5,510,026	United States Dollar	121,500	$ 3,306
08/05/2019	Credit Suisse	Argentine Peso	6,093,549	United States Dollar	125,060	12,963
08/20/2019	Credit Suisse	Argentine Peso	8,918,765	United States Dollar	187,720	9,748
08/30/2019	Santander	Colombian Peso	1,000,000,000	United States Dollar	295,819	8,394
08/30/2019	Standard Chartered	Indonesian Rupiah	4,182,150,000	United States Dollar	294,000	1,350
08/30/2019	JP Morgan	Romanian Leu	1,565,442	United States Dollar	364,667	1,690
08/30/2019	Credit Suisse	United States Dollar	720,000	Colombian Peso	2,346,696,000	6,107
08/30/2019	HSBC Bank	United States Dollar	605,000	Colombian Peso	1,940,464,900	14,687
08/30/2019	BNP Paribas	United States Dollar	332,550	Hungarian Forint	97,691,438	339
08/30/2019	Merrill Lynch	United States Dollar	230,000	Hungarian Forint	67,569,400	223
08/30/2019	Citibank	United States Dollar	40,000	Indonesian Rupiah	560,120,000	443
08/30/2019	Deutsche Bank	United States Dollar	50,000	Malaysian Ringgit	205,640	194
08/30/2019	BNP Paribas	United States Dollar	308,019	Polish Zloty	1,182,684	2,647
08/30/2019	JP Morgan	United States Dollar	333,356	Polish Zloty	1,270,828	5,225
08/30/2019	Merrill Lynch	United States Dollar	230,000	Polish Zloty	884,718	1,564
09/04/2019	BNP Paribas	United States Dollar	125,000	Brazilian Real	470,655	1,988
09/04/2019	HSBC Bank	United States Dollar	912,297	Brazilian Real	3,436,119	14,222
09/04/2019	Merrill Lynch	United States Dollar	295,000	Brazilian Real	1,120,263	2,205
09/10/2019	Merrill Lynch	Argentine Peso	9,101,088	United States Dollar	174,920	20,685
09/26/2019	Credit Suisse	Argentine Peso	3,799,500	United States Dollar	78,800	1,157
09/30/2019	BNP Paribas	Argentine Peso	6,219,860	United States Dollar	127,770	2,391
09/30/2019	Barclays	Thai Baht	84,798,495	United States Dollar	2,745,870	15,467
09/30/2019	Deutsche Bank	Thai Baht	3,444,202	United States Dollar	111,734	421
09/30/2019	BNP Paribas	United States Dollar	150,000	Hungarian Forint	43,979,700	157
09/30/2019	Merrill Lynch	United States Dollar	52,454	Hungarian Forint	15,301,219	321
09/30/2019	BNP Paribas	United States Dollar	62,788	Indonesian Rupiah	886,103,000	488
09/30/2019	Deutsche Bank	United States Dollar	455,530	Malaysian Ringgit	1,875,373	1,624
09/30/2019	BNP Paribas	United States Dollar	192,428	Polish Zloty	739,841	1,250
09/30/2019	Merrill Lynch	United States Dollar	231,240	Polish Zloty	888,898	1,546
10/30/2019	Credit Suisse	Peruvian Nuevo Sol	714,660	United States Dollar	215,000	428
10/30/2019	Credit Suisse	United States Dollar	970,359	Chilean Peso	661,319,169	30,523
10/30/2019	JP Morgan	United States Dollar	40,000	Peruvian Nuevo Sol	132,132	170
10/31/2019	Citibank	Turkish Lira	582,447	United States Dollar	100,000	755
10/31/2019	HSBC Bank	Turkish Lira	1,598,462	United States Dollar	274,000	2,512
10/31/2019	Citibank	United States Dollar	50,000	Colombian Peso	160,504,000	1,358
10/31/2019	JP Morgan	United States Dollar	208,150	Czech Koruna	4,757,069	2,963
10/31/2019	Merrill Lynch	United States Dollar	141,312	Czech Koruna	3,237,521	1,668
10/31/2019	Barclays	United States Dollar	1,684,999	Indian Rupee	117,390,535	6,109
10/31/2019	Goldman Sachs	United States Dollar	60,000	Mexican Peso	1,161,043	360
10/31/2019	Barclays	United States Dollar	421,201	Polish Zloty	1,609,275	4,991

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2019 (Unaudited)

			Currency		Currency
			Buy Amount		Sell Amount
Settlement		Currency	(Local	Currency	(Local	Unrealized
Date	Counterparty	Buy	Currency)	Sell	Currency)	Gain/(Loss)

10/31/2019	HSBC Bank	United States Dollar	25,541	South African Rand	359,902	$740
04/29/2020	Merrill Lynch	Ukraine Hryvnia	2,668,739	United States Dollar	89,400	6,285
05/06/2020	Merrill Lynch	Ukraine Hryvnia	2,062,174	United States Dollar	69,800	3,968
05/14/2020	Barclays	Ukraine Hryvnia	2,071,300	United States Dollar	70,000	3,900
05/20/2020	Barclays	Ukraine Hryvnia	1,033,550	United States Dollar	35,000	1,802
05/22/2020	Goldman Sachs	Ukraine Hryvnia	2,539,680	United States Dollar	85,800	4,573

Subtotal Appreciation						205,907

08/02/2019	HSBC Bank	Brazilian Real	3,436,119	United States Dollar	914,835	$(14,467)
08/02/2019	HSBC Bank	United States Dollar	895,662	Brazilian Real	3,436,119	(4,706)
08/27/2019	Credit Suisse	Argentine Peso	6,668,182	United States Dollar	146,200	(149)
08/30/2019	HSBC Bank	Chinese Offshore Yuan	177,363	United States Dollar	25,800	(133)
08/30/2019	Credit Suisse	Colombian Peso	9,836,852,694	United States Dollar	3,072,672	(80,182)
08/30/2019	BNP Paribas	Czech Koruna	28,483,198	United States Dollar	1,235,456	(8,298)
08/30/2019	Citibank	Czech Koruna	4,689,080	United States Dollar	208,896	(6,873)
08/30/2019	Barclays	Hungarian Forint	256,180,733	United States Dollar	876,740	(5,568)
08/30/2019	BNP Paribas	Polish Zloty	9,047,363	United States Dollar	2,344,560	(8,508)
08/30/2019	Morgan Stanley	Russian Ruble	26,137,226	United States Dollar	411,027	(2,396)
08/30/2019	BNP Paribas	United States Dollar	1,692,023	Chinese Offshore Yuan	11,729,766	(5,421)
08/30/2019	JP Morgan	United States Dollar	1,204,506	Indian Rupee	84,514,162	(13,936)
08/30/2019	Citibank	United States Dollar	435,967	Indonesian Rupiah	6,291,000,000	(8,313)
08/30/2019	Merrill Lynch	United States Dollar	561,607	Indonesian Rupiah	8,334,246,473	(26,970)
08/30/2019	Deutsche Bank	United States Dollar	345,809	Malaysian Ringgit	1,436,965	(2,226)
09/30/2019	BNP Paribas	Czech Koruna	14,067,240	United States Dollar	622,097	(15,676)
09/30/2019	HSBC Bank	Hungarian Forint	256,180,733	United States Dollar	904,737	(31,904)
09/30/2019	Standard Chartered	Indonesian Rupiah	2,500,000,000	United States Dollar	177,041	(1,271)
09/30/2019	BNP Paribas	Polish Zloty	11,786,053	United States Dollar	3,163,680	(118,123)
09/30/2019	BNP Paribas	Romanian Leu	759,139	United States Dollar	182,745	(5,094)
09/30/2019	BNP Paribas	United States Dollar	216,718	Indonesian Rupiah	3,101,234,910	(1,324)
09/30/2019	Standard Chartered	United States Dollar	283,424	Indonesian Rupiah	4,102,000,000	(4,979)
09/30/2019	Barclays	United States Dollar	181,877	Philippine Peso	9,533,426	(4,806)
10/04/2019	Credit Suisse	Argentine Peso	12,671,630	United States Dollar	263,718	(224)
10/30/2019	HSBC Bank	Peruvian Nuevo Sol	533,232	United States Dollar	161,610	(872)
10/31/2019	Barclays	Czech Koruna	20,589,132	United States Dollar	899,658	(11,586)
10/31/2019	Standard Chartered	Czech Koruna	20,589,132	United States Dollar	901,549	(13,477)
10/31/2019	JP Morgan	Hungarian Forint	219,650,367	United States Dollar	763,112	(13,330)
10/31/2019	Santander	Mexican Peso	62,602,424	United States Dollar	3,235,201	(19,445)
10/31/2019	Barclays	Polish Zloty	1,729,401	United States Dollar	453,536	(6,258)
10/31/2019	Merrill Lynch	Polish Zloty	1,729,401	United States Dollar	455,545	(8,267)
10/31/2019	BNP Paribas	Romanian Leu	4,523,475	United States Dollar	1,070,784	(12,389)
10/31/2019	HSBC Bank	Russian Ruble	50,077,450	United States Dollar	782,289	(5,503)
10/31/2019	Citibank	Turkish Lira	1,034,533	United States Dollar	179,000	(40)
10/31/2019	HSBC Bank	Turkish Lira	513,332	United States Dollar	89,000	(201)

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2019 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)

10/31/2019	JP Morgan	Turkish Lira	189,849	United States Dollar	33,000	$(159)

10/31/2019	Standard Chartered	Turkish Lira	3,240,509	United States Dollar	562,000	(1,436)

10/31/2019	Standard Chartered	United States Dollar	119,638	Turkish Lira	714,540	(3,967)

12/03/2019	BNP Paribas	United States Dollar	2,333,072	Brazilian Real	9,255,762	(69,076)

Subtotal Depreciation						(537,553)

Total						$(331,646)

At July 31, 2019, the Ashmore Emerging Markets Local Currency Bond Fund had the following interest rate swap contracts outstanding:

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)	Counterparty

MYR-KLIBOR-BNM 3 Month Rate (Pay Quarterly)	3.600% (Receive Quarterly)	MYR	750,000	8/18/2026	$2,405	—	$ 2,405	HSBC Bank

MYR-KLIBOR-BNM 3 Month Rate (Pay Quarterly)	4.055% (Receive Quarterly)	MYR	1,300,000	4/27/2026	12,838	—	12,838	HSBC Bank

WIBOR Poland 6 Month Rate (Pay Semiannually)	1.955% (Receive Annually)	PLN	6,400,000	9/24/2020	19,852	—	19,852	BNP Paribas

							$35,095

At July 31, 2019, the Ashmore Emerging Markets Local Currency Bond Fund had the following centrally cleared swap contracts outstanding:

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value/ Unrealized Appreciation (Depreciation)**	Premiums Paid/ (Received)	Variation Margin Receivable (Payable)	Counterparty

Budapest Interbank 6 Month Rate (Pay Semiannually)	1.820% (Receive Annually)	HUF	91,600,000	10/7/2020	$ 9,658	—	$ (49)	HSBC Bank

Budapest Interbank 6 Month Rate (Pay Semiannually)	1.795% (Receive Annually)	HUF	93,000,000	10/9/2020	9,641	—	(49)	HSBC Bank

6.600% (Pay Semiannually)	India Overnight Mumbai Interbank 6 Month Rate (Receive SemiAnnually)	INR	100,000,000	12/13/2023	(69,542)	—	(824)	HSBC Bank

MXN-TIIE-BANXICO 28 Day Rate (Pay Lunar)	8.156% (Receive Lunar)	MXN	123,000,000	12/13/2023	231,691	—	(7,502)	Merrill Lynch

WIBOR Poland 6

Month Rate (Pay Semiannually)	2.4% (Receive Annually)	PLN	3,770,000	3/26/2023	23,381	—	(378)	Merrill Lynch

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2019 (Unaudited)

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount	Expiration Date	Fair Value/ Unrealized Appreciation (Depreciation)**	Premiums Paid/ (Received)	Variation Margin Receivable (Payable)	Counterparty

				$204,829		$(8,802)

**Includes cumulative appreciation/depreciation on centrally cleared swap agreements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2019 (Unaudited)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Local Currency Bond Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2019:

	Level 1	Level 2	Level 3	Total

Investments
Assets:
Debt Securities
Corporate Bonds	$—	$ 439,806	$—	$ 439,806
Government Agencies	—	328,152	—	328,152
Government Bonds	—	59,758,187	—	59,758,187
Index Linked Government Bonds	—	2,738,595	—	2,738,595
Municipal Bonds	—	207,350	—	207,350
Short-Term Investments	—	701,513	—	701,513

Total Debt Securities	—	64,173,603	—	64,173,603
Credit Linked Notes
Indonesia	—	2,026,126	—	2,026,126

Total Investments	$—	$66,199,729	$—	$66,199,729

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$ 205,907	$—	$ 205,907
Interest Rate Swap Contracts	—	35,095	—	35,095
Centrally Cleared Swap Contracts	—	274,371	—	274,371
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(537,553)	—	(537,553)
Centrally Cleared Swap Contracts	—	(69,542)	—	(69,542)

Total Other Financial Instruments	$—	$ (91,722)	$—	$ (91,722)

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets

Debt Securities

Argentina (Cost $19,530,697)
IRSA Propiedades Comerciales S.A., 8.750%, 03/23/2023		2,280,000	$2,202,936	0.47
Pampa Energia S.A., 7.375%, 07/21/2023		3,445,000	3,414,856	0.73
Pampa Energia S.A., 7.500%, 01/24/2027		2,385,000	2,198,970	0.47
Rio Energy S.A./UGEN S.A./UENSA S.A., 6.875%, 02/01/2025		1,455,000	1,085,794	0.23
Telecom Argentina S.A., 8.000%, 07/18/2026(2)		1,000,000	1,013,125	0.22
YPF S.A., 8.750%, 04/04/2024		5,475,000	5,584,500	1.20
YPF S.A., 8.500%, 07/28/2025		1,910,000	1,902,837	0.41
YPF S.A., 6.950%, 07/21/2027		2,110,000	1,904,275	0.41
			19,307,293	4.14
Brazil (Cost $85,471,574)
Andrade Gutierrez International S.A., 11.000%, 08/20/2021(2)(3)		4,810,720	4,813,727	1.03
Banco do Brasil S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 4.398%), 6.250%, 04/15/2024(4)		6,200,000	6,184,500	1.33
CIMPOR Financial Operations B.V., 5.750%, 07/17/2024		4,625,000	4,130,125	0.89
CSN Resources S.A., 6.500%, 07/21/2020		2,619,000	2,679,237	0.57
CSN Resources S.A., 7.625%, 04/17/2026		3,265,000	3,477,822	0.75
Gerdau Trade, Inc., 4.875%, 10/24/2027		825,000	877,594	0.19
Gol Finance S.A., 8.875%, 01/24/2022		1,923,000	1,932,634	0.41
Gol Finance, Inc., 7.000%, 01/31/2025		1,535,000	1,546,513	0.33
GTL Trade Finance, Inc., 7.250%, 04/16/2044		595,000	719,950	0.15
GTL Trade Finance, Inc./Gerdau Holdings, Inc., 5.893%, 04/29/2024		219,000	241,132	0.05
MARB BondCo PLC, 7.000%, 03/15/2024		1,245,000	1,288,139	0.28
NBM US Holdings, Inc., 7.000%, 05/14/2026		5,815,000	5,998,173	1.29
NBM US Holdings, Inc., 6.625%, 08/06/2029(2)		2,070,000	2,066,895	0.44
Oi S.A., 10.000%, (100% Cash), 07/27/2025(3)		3,000,000	3,030,000	0.65
Petrobras Global Finance B.V., 6.875%, 01/20/2040		10,770,000	12,186,363	2.61
Petrobras Global Finance B.V., 6.850%, 06/05/2115		18,895,000	20,533,196	4.41
Samarco Mineracao S.A., 4.125%, 11/01/2022(5)		10,598,000	8,067,727	1.73
Samarco Mineracao S.A., 5.750%, 10/24/2023(5)		7,813,000	6,191,802	1.33
Samarco Mineracao S.A., 5.375%, 09/26/2024(5)		1,470,000	1,161,300	0.25
St Marys Cement, Inc., 5.750%, 01/28/2027		875,000	966,149	0.21
Suzano Austria GmbH, 7.000%, 03/16/2047		1,035,000	1,199,048	0.26
Unigel Luxembourg S.A., 10.500%, 01/22/2024		1,700,000	1,857,250	0.40
Votorantim Cimentos International S.A., 7.250%, 04/05/2041		1,385,000	1,672,401	0.36
			92,821,677	19.92
Chile (Cost $1,785,019)
GNL Quintero S.A., 4.634%, 07/31/2029		395,000	418,210	0.09
Inversiones CMPC S.A., 4.750%, 09/15/2024		675,000	718,386	0.16
Itau CorpBanca, 3.875%, 09/22/2019		710,000	711,065	0.15
			1,847,661	0.40

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets

China (Cost $54,215,424)
Bank of China Ltd., (Floating, ICE LIBOR USD 3M + 0.850%), 3.303%, 03/08/2023		1,790,000	$1,797,789	0.39
Bank of China Ltd., 5.000%, 11/13/2024		945,000	1,019,585	0.22
CFLD Cayman Investment Ltd., 8.600%, 04/08/2024		4,990,000	5,040,399	1.08
Chalco Hong Kong Investment Co. Ltd., (Variable, 7.931% - U.S. Treasury Yield Curve Rate CMT 5Y), 4.250%, 11/07/2021(4)		2,140,000	2,144,539	0.46
China Evergrande Group, 7.500%, 06/28/2023		4,875,000	4,474,844	0.96
China Evergrande Group, 9.500%, 03/29/2024		1,865,000	1,761,330	0.38
China Evergrande Group, 8.750%, 06/28/2025		4,240,000	3,773,840	0.81
China Minmetals Corp., (Variable, 4.717% - U.S. Treasury Yield Curve Rate CMT 5Y), 3.750%, 11/13/2022(4)		1,200,000	1,192,481	0.26
Country Garden Holdings Co. Ltd., 7.125%, 04/25/2022		430,000	456,252	0.10
Far East Energy Bermuda Ltd., 13.000%, 01/15/2016(2)(5)(6)(7)		282,201	—	—
Fufeng Group Ltd., 5.875%, 08/28/2021		870,000	905,026	0.19
ICBC Standard Bank PLC, 8.125%, 12/02/2019		2,630,000	2,670,739	0.57
ICBCIL Finance Co. Ltd., (Floating, ICE LIBOR USD 3M + 0.950%), 3.468%, 05/15/2021		1,275,000	1,271,358	0.27
Kaisa Group Holdings Ltd., 8.500%, 06/30/2022		3,975,000	3,815,982	0.82
Kaisa Group Holdings Ltd., 9.375%, 06/30/2024		4,320,000	4,006,680	0.86
Leader Goal International Ltd., (Variable, 6.919% - U.S. Treasury Yield Curve Rate CMT 5Y), 4.250%, 01/19/2023(4)		705,000	713,108	0.15
Prime Bloom Holdings Ltd., 7.500%, 12/19/2019		1,290,000	1,139,715	0.24
Prime Bloom Holdings Ltd., 6.950%, 07/05/2022		4,200,000	3,066,000	0.66
Shenzhen International Holdings Ltd., (Variable, 6.850% - U.S. Treasury Yield Curve Rate CMT 5Y), 3.950%, 11/29/2022(4)		1,230,000	1,212,165	0.26
Sunac China Holdings Ltd., 7.950%, 10/11/2023		5,545,000	5,627,638	1.21
Tunghsu Venus Holdings Ltd., 7.000%, 06/12/2020		2,785,000	1,810,269	0.39
Zhenro Properties Group Ltd., 9.800%, 08/20/2021		2,650,000	2,762,633	0.59
Zhenro Properties Group Ltd., 8.650%, 01/21/2023		1,850,000	1,843,762	0.40
Zhongrong International Resources Co. Ltd., 7.250%, 10/26/2020		840,000	554,405	0.12
			53,060,539	11.39
Colombia (Cost $9,434,798)
Ecopetrol S.A., 7.375%, 09/18/2043		1,115,000	1,438,016	0.31
Ecopetrol S.A., 5.875%, 05/28/2045		1,375,000	1,544,332	0.33
Empresa de Telecomunicaciones de Bogota, 7.000%, 01/17/2023	COP	3,260,000,000	904,254	0.20
Empresas Publicas de Medellin ESP, 4.250%, 07/18/2029(2)		600,000	616,800	0.13
Frontera Energy Corp., 9.700%, 06/25/2023		4,575,000	4,902,799	1.05
			9,406,201	2.02
Czech Republic (Cost $2,579,637)
CPI Property Group S.A., 4.750%, 03/08/2023		610,000	634,400	0.14

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets

Czech Republic (continued)
New World Resources N.V., 8.000%, 04/07/2020(5)(7)	EUR	1,685,299	$—	—
New World Resources N.V., 4.000%, 10/07/2020(5)(7)	EUR	700,590	—	—
New World Resources N.V., 16.652%, 10/07/2020(2)(5)(7)(8)(9)	EUR	101,612	—	—
			634,400	0.14
Ecuador (Cost $8,114,134)
EP PetroEcuador via Noble Sovereign Funding I Ltd., (Floating, ICE LIBOR USD 3M + 5.630%), 7.979%, 09/24/2019		2,158,843	2,164,240	0.47
Petroamazonas EP, 4.625%, 02/16/2020		3,294,251	3,277,779	0.70
Petroamazonas EP, 4.625%, 11/06/2020		2,740,000	2,707,120	0.58
			8,149,139	1.75
Hong Kong (Cost $839,111)
Bank of East Asia (The) Ltd., 6.125%, 07/16/2020		820,000	844,469	0.18
			844,469	0.18
India (Cost $5,575,161)
Bharat Petroleum Corp. Ltd., 4.000%, 05/08/2025		830,000	857,694	0.18
Bharti Airtel International Netherlands B.V., 5.350%, 05/20/2024		855,000	910,236	0.20
Bharti Airtel Ltd., 4.375%, 06/10/2025		460,000	466,775	0.10
Oil India Ltd., 5.375%, 04/17/2024		1,325,000	1,449,282	0.31
Power Finance Corp. Ltd., 3.750%, 06/18/2024		1,010,000	1,022,065	0.22
Power Finance Corp. Ltd., 4.500%, 06/18/2029		990,000	1,020,870	0.22
			5,726,922	1.23
Indonesia (Cost $10,103,937)
Bank Rakyat Indonesia Persero Tbk PT, 3.950%, 03/28/2024		465,000	479,183	0.10
Eterna Capital Pte. Ltd., 8.000%, 12/11/2022(3)		4,613,236	3,702,968	0.80
Indonesia Asahan Aluminium Persero PT, 6.530%, 11/15/2028		365,000	439,027	0.09
Medco Oak Tree Pte. Ltd., 7.375%, 05/14/2026		1,300,000	1,311,477	0.28
Minejesa Capital B.V., 4.625%, 08/10/2030		1,410,000	1,439,730	0.31
Pertamina Persero PT, 6.000%, 05/03/2042		1,270,000	1,485,748	0.32
Perusahaan Listrik Negara PT, 4.125%, 05/15/2027		1,199,000	1,250,753	0.27
			10,108,886	2.17
Iraq (Cost $10,836,560)
DNO A.S.A., 8.750%, 05/31/2023(2)		5,800,000	6,003,000	1.29
Oilflow SPV 1 DAC, 12.000%, 01/13/2022		4,835,000	5,076,567	1.09
			11,079,567	2.38
Israel (Cost $22,669,144)
Altice Financing S.A., 7.500%, 05/15/2026		8,430,000	8,830,425	1.90
Israel Chemicals Ltd., 6.375%, 05/31/2038(2)		835,000	944,235	0.20
Teva Pharmaceutical Finance Co. LLC, 6.150%, 02/01/2036		3,540,000	2,885,100	0.62
Teva Pharmaceutical Finance Netherlands III B.V., 6.750%, 03/01/2028		2,045,000	1,830,275	0.39

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets

Israel (continued)
Teva Pharmaceutical Finance Netherlands III B.V., 4.100%, 10/01/2046		11,146,000	$7,411,353	1.59
			21,901,388	4.70
Jamaica (Cost $14,037,698)
Digicel Group One Ltd., 8.250%, 12/30/2022		5,892,000	3,597,802	0.77
Digicel Group Two Ltd., 8.250%, 09/30/2022		5,557,000	1,111,400	0.24
Digicel Group Two Ltd., 9.125%, (11% PIK), 04/01/2024(3)		13,914,268	2,434,997	0.52
			7,144,199	1.53
Jersey (Cost $2,300,000)
Walnut Bidco PLC, 9.125%, 08/01/2024(2)		2,300,000	2,353,590	0.50
			2,353,590	0.50
Kazakhstan (Cost $2,572,268)
Kazakhstan Temir Zholy Finance B.V., 6.950%, 07/10/2042		700,000	897,218	0.19
Kazakhstan Temir Zholy National Co. JSC, 4.850%, 11/17/2027		1,310,000	1,418,075	0.31
Tengizchevroil Finance Co. International Ltd., 4.000%, 08/15/2026		465,000	475,583	0.10
			2,790,876	0.60
Kuwait (Cost $3,291,683)
Equate Petrochemical B.V., 4.250%, 11/03/2026		400,000	424,851	0.09
NBK Tier 1 Financing Ltd., (Variable, USD Swap 6Y + 4.119%), 5.750%, 04/09/2021(4)		2,800,000	2,886,800	0.62
			3,311,651	0.71
Mexico (Cost $24,187,525)
Alfa S.A.B. de C.V., 6.875%, 03/25/2044		425,000	487,772	0.10
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.035%), 6.875%, 07/06/2022(4)		2,030,000	2,030,020	0.44
BBVA Bancomer S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.650%), 5.125%, 01/18/2033(4)		1,300,000	1,249,625	0.27
Cometa Energia S.A. de C.V., 6.375%, 04/24/2035		4,563,000	4,751,224	1.02
Mexichem S.A.B. de C.V., 6.750%, 09/19/2042		200,000	231,502	0.05
Mexico Generadora de Energia S. de rl, 5.500%, 12/06/2032		428,660	462,310	0.10
Petroleos Mexicanos, 6.500%, 03/13/2027		3,400,000	3,371,780	0.72
Petroleos Mexicanos, 6.750%, 09/21/2047		3,705,000	3,358,212	0.72
Southern Copper Corp., 7.500%, 07/27/2035		1,015,000	1,339,800	0.29
Trust F/1401, 5.250%, 12/15/2024		660,000	696,300	0.15
Trust F/1401, 4.869%, 01/15/2030(2)		400,000	400,900	0.09
Trust F/1401, 6.950%, 01/30/2044		2,655,000	2,973,627	0.64
Trust F/1401, 6.390%, 01/15/2050(2)		3,665,000	3,752,044	0.80
			25,105,116	5.39
Mongolia (Cost $3,519,605)
Mongolian Mining Corp., 1.822%, 10/01/2019(3)(8)		3,390,888	1,814,125	0.39

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets

Mongolia (continued)
Mongolian Mining Corp./Energy Resources LLC, 9.250%, 04/15/2024		2,100,000	$2,054,873	0.44
			3,868,998	0.83
Morocco (Cost $2,084,318)
OCP S.A., 5.625%, 04/25/2024		660,000	717,807	0.16
OCP S.A., 4.500%, 10/22/2025		465,000	483,019	0.10
OCP S.A., 6.875%, 04/25/2044		845,000	1,013,797	0.22
			2,214,623	0.48
Norway (Cost $3,308,967)
DNO A.S.A., 8.375%, 05/29/2024(2)		3,300,000	3,333,000	0.71
			3,333,000	0.71
Panama (Cost $1,631,892)
Banco General S.A., 4.125%, 08/07/2027		200,000	205,150	0.04
Banistmo S.A., 3.650%, 09/19/2022		1,435,000	1,442,319	0.31
			1,647,469	0.35
Peru (Cost $5,584,080)
Ajecorp B.V., 6.500%, 05/14/2022		2,980,000	2,838,152	0.61
Intercorp Financial Services, Inc., 4.125%, 10/19/2027		440,000	448,580	0.10
Intercorp Peru Ltd., 3.875%, 08/15/2029(2)		300,000	295,125	0.06
Kallpa Generacion S.A., 4.125%, 08/16/2027		925,000	945,812	0.20
Nexa Resources S.A., 5.375%, 05/04/2027		860,000	904,084	0.19
Peru LNG Srl, 5.375%, 03/22/2030		375,000	408,375	0.09
			5,840,128	1.25
Qatar (Cost $4,171,660)
Ezdan Sukuk Co. Ltd., 4.375%, 05/18/2021		1,155,000	1,055,994	0.23
Ezdan Sukuk Co. Ltd., 4.875%, 04/05/2022		960,000	859,200	0.18
Nakilat, Inc., 6.067%, 12/31/2033		375,000	444,375	0.09
QNB Finance Ltd., (Floating, ICE LIBOR USD 3M + 1.350%), 3.872%, 05/31/2021		1,880,000	1,896,486	0.41
			4,256,055	0.91
Russian Federation (Cost $10,546,847)
CEDC Finance Corp International, Inc., 10.000%, 12/31/2022(2)		5,052,696	4,307,423	0.92
Credit Bank of Moscow Via CBOM Finance PLC, (Variable, USD Swap 5Y + 5.416%), 7.500%, 10/05/2027(4)		6,580,000	5,825,235	1.25
			10,132,658	2.17
Saudi Arabia (Cost $7,568,741)
Acwa Power Management And Investments One Ltd., 5.950%, 12/15/2039		1,915,000	2,044,262	0.44
ADES International Holding PLC, 8.625%, 04/24/2024		3,700,000	3,700,740	0.79
Almarai Sukuk Ltd., 4.311%, 03/05/2024		670,000	698,494	0.15
Saudi Arabian Oil Co., 4.375%, 04/16/2049(2)		300,000	311,775	0.07

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets

Saudi Arabia (continued)
Saudi Electricity Global Sukuk Co. 3, 5.500%, 04/08/2044		840,000	$966,595	0.21
			7,721,866	1.66
Singapore (Cost $969,070)
GLP Pte. Ltd., 3.875%, 06/04/2025		970,000	967,708	0.21
			967,708	0.21
South Africa (Cost $7,979,177)
Gold Fields Orogen Holdings BVI Ltd., 5.125%, 05/15/2024		1,100,000	1,145,430	0.25
Gold Fields Orogen Holdings BVI Ltd., 6.125%, 05/15/2029		460,000	502,550	0.11
Liquid Telecommunications Financing PLC, 8.500%, 07/13/2022		3,645,000	3,668,182	0.79
Myriad International Holdings B.V., 5.500%, 07/21/2025		1,160,000	1,282,125	0.27
Sasol Financing International Ltd., 4.500%, 11/14/2022		915,000	941,762	0.20
SASOL Financing USA LLC, 5.875%, 03/27/2024		435,000	466,120	0.10
			8,006,169	1.72
Spain (Cost $4,227,036)
International Airport Finance S.A., 12.000%, 03/15/2033		3,905,000	4,389,220	0.94
			4,389,220	0.94
Tanzania (Cost $1,340,620)
HTA Group Ltd., 9.125%, 03/08/2022		1,320,000	1,379,268	0.30
			1,379,268	0.30
Thailand (Cost $573,373)
Bangkok Bank PCL, 9.025%, 03/15/2029		440,000	621,973	0.13
			621,973	0.13
Turkey (Cost $34,434,076)
Akbank T.A.S., (Variable, USD Swap 5Y + 5.026%), 7.200%, 03/16/2027(4)		2,225,000	1,991,825	0.43
Akbank T.A.S., (Variable, USD Swap 5Y + 4.029%), 6.797%, 04/27/2028(4)		5,935,000	5,070,959	1.09
Turkiye Garanti Bankasi A.S., (Variable, USD Swap 5Y + 4.220%), 6.125%, 05/24/2027(4)		5,915,000	5,097,890	1.09
Turkiye Is Bankasi A.S., 5.500%, 04/21/2022		2,050,000	1,994,010	0.43
Turkiye Is Bankasi A.S., (Variable, USD Swap 5Y + 5.117%), 7.000%, 06/29/2028(4)		9,810,000	8,290,745	1.78
Turkiye Vakiflar Bankasi T.A.O., 8.125%, 03/28/2024		4,135,000	4,074,629	0.87
Yapi ve Kredi Bankasi A.S., 5.500%, 12/06/2022		1,220,000	1,152,900	0.25
Yapi ve Kredi Bankasi A.S., 5.850%, 06/21/2024		3,115,000	2,914,880	0.63
Yapi ve Kredi Bankasi A.S., 8.250%, 10/15/2024		4,785,000	4,904,625	1.05
			35,492,463	7.62
Ukraine (Cost $31,694,295)
DTEK Finance PLC, 10.750%, (100% Cash), 12/31/2024(3)		15,070,698	15,753,853	3.38
Metinvest B.V., 7.750%, 04/23/2023		6,495,000	6,790,522	1.46
Metinvest B.V., 8.500%, 04/23/2026		5,662,000	6,018,706	1.29

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets

Ukraine (continued)
MHP Lux S.A., 6.950%, 04/03/2026		3,155,000	$3,237,629	0.69
Ukreximbank Via Biz Finance PLC, 9.750%, 01/22/2025		2,670,000	2,834,873	0.61
			34,635,583	7.43
United Arab Emirates (Cost $8,578,501)
BOS Funding Ltd., 3.374%, 06/08/2020		1,360,000	1,363,400	0.29
EMG Sukuk Ltd., 4.564%, 06/18/2024		680,000	710,627	0.15
First Abu Dhabi Bank PJSC, 3.000%, 08/13/2019		580,000	580,000	0.13
First Abu Dhabi Bank PJSC, (Variable, USD Swap 5Y + 3.350%), 5.250%, 06/17/2020(4)		2,815,000	2,840,082	0.61
Mashreqbank PSC, 4.250%, 02/26/2024		840,000	875,785	0.19
NMC Health Jersey Ltd., 1.875%, 04/30/2025		2,200,000	1,854,410	0.40
Tabreed Sukuk SPC Ltd., 5.500%, 10/31/2025		395,000	434,453	0.09
			8,658,757	1.86
Venezuela (Cost $8,318,882)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020		7,112,500	4,623,125	0.99
Petroleos de Venezuela S.A., 9.750%, 05/17/2035(5)		6,744,093	944,173	0.20
			5,567,298	1.19
Vietnam (Cost $609,201)
No Va Land Investment Group Corp., 5.500%, 04/27/2023		637,000	610,565	0.13
			610,565	0.13
Zambia (Cost $5,991,592)
First Quantum Minerals Ltd., 7.250%, 04/01/2023		2,410,000	2,385,900	0.51
First Quantum Minerals Ltd., 6.875%, 03/01/2026		3,980,000	3,761,100	0.81
			6,147,000	1.32

Total Debt Securities (Cost $420,676,303)			421,084,375	90.36

Bank Loans

Brazil (Cost $2,100,000)
Samarco Mineracao S.A., 3.887%, 09/09/2018(6)(10)		3,000,000	2,100,000	0.45
			2,100,000	0.45
Czech Republic (Cost $362,933)
New World Resources N.V., 8.500%, 10/07/2016(6)(7)	EUR	484,467	—	—
			—	—
Ghana (Cost $3,000,000)
Karpower International B.V., 10.872%, 11/16/2023(10)		3,000,000	3,007,500	0.64
			3,007,500	0.64
Malaysia (Cost $1,110,071)
DRB-Hicom Bhd., 4.528%, 01/22/2021(10)		1,158,974	1,118,410	0.24
			1,118,410	0.24

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets

Nigeria (Cost $1,035,598)
Seven Energy Ltd., 13.250%, 06/30/2020(10)		1,085,453	$646,496	0.14
			646,496	0.14
United Arab Emirates (Cost $11,736,340)
DP World Ltd., 4.250%, 09/30/2022(10)		12,430,581	11,622,594	2.50
DP World Ltd., 5.250%, 09/30/2022(10)		417,779	390,623	0.08
			12,013,217	2.58

Total Bank Loans (Cost $19,344,942)			18,885,623	4.05

	Currency(1)	Shares	Value	% of Net Assets

Equity Securities

Czech Republic (Cost $1,093,253)
New World Resources PLC, Class A *(7)	GBP	36,580,138	$—	—
			—	—
Mongolia (Cost $2,417,612)
Mongolian Mining Corp. *	HKD	14,731,698	186,303	0.04
			186,303	0.04
Niger (Cost $877,496)
Savannah Petroleum PLC *	GBP	2,258,852	380,577	0.08
			380,577	0.08
Russian Federation (Cost $655,356)
Roust Corp. *(10)		13,359	66,795	0.02
Roust Corp., Class C *(10)		28,922	144,610	0.03
			211,405	0.05

Total Equity Securities (Cost $5,043,717)			778,285	0.17

Total Investments (Total Cost $445,064,962)			440,748,283	94.58

Other Assets Less Liabilities			25,269,161	5.42

Net Assets			$466,017,444	100.00

*	Non-income producing security.

(1)	Par values are stated in United States Dollars unless otherwise noted below.

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

(3)	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.

(4)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(5)	Issuer has defaulted on terms of debt obligation.

(6)	Maturity has been extended under the terms of a plan of reorganization.

(7)	Security has been deemed worthless and is a Level 3 investment.

(8)	Zero coupon bond – interest rate reflects effective yield on the date of purchase.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2019 (Unaudited)

(9)

Restricted security that has been deemed illiquid. At July 31, 2019, the value of this restricted illiquid security amounts to $0 or 0.0% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST

New World Resources N.V., 16.652%, 10/07/2020	10/07/2014	$—

(10)	Security is a Level 3 investment.

Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2019 (Unaudited)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Corporate Income Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2019:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$406,312,007	$ —	$406,312,007
Corporate Convertible Bonds	—	5,744,620	—	5,744,620
Financial Certificates	—	4,725,363	—	4,725,363
Government Agencies	—	4,302,385	—	4,302,385

Total Debt Securities	—	421,084,375	—	421,084,375
Bank Loans
Brazil	—	—	2,100,000	2,100,000
Ghana	—	—	3,007,500	3,007,500
Malaysia	—	—	1,118,410	1,118,410
Nigeria	—	—	646,496	646,496
United Arab Emirates	—	—	12,013,217	12,013,217

Total Bank Loans	—	—	18,885,623	18,885,623
Equity Securities
Common Stock
Mongolia	—	186,303	—	186,303
Niger	—	380,577	—	380,577
Russian Federation	—	—	211,405	211,405

Total Common Stock	—	566,880	211,405	778,285

Total Investments	$—	$421,651,255	$19,097,028	$440,748,283

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2019 (Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ending July 31, 2019:

										Change in
										Unrealized
										Appreciation
	Beginning	Accrued			Realized	Change in Unrealized	Transfer	Transfer	Ending	(Depreciation) from Investments
Category and	Balance	Discounts			Gains	Appreciation	into	out of	Balance	still held
Subcategory	at 10/31/18	(Premiums)	Purchases	Sales	(Losses)	(Depreciation)	Level 3	Level 3	at 07/31/2019	07/31/2019

Investments, at value
Corporate Bonds
China	$ —	$ (8,429)	$ 280,557	$ (273,028)	$ (53,279)	$ 54,179	$—	$—	$ —	$ —
Turkey	—	(171,850)	—	(2,670)	(292,980)	467,500	—	—	—	—
Bank Loans
Brazil	1,890,000	—	—	—	—	210,000	—	—	2,100,000	210,000
Ghana	—	—	3,000,000	—	—	7,500	—	—	3,007,500	7,500
Malaysia	1,863,783	32,209	—	(772,407)	38,242	(43,417)	—	—	1,118,410	(43,417)
Nigeria	646,496	—	—	—	—	—	—	—	646,496	—
United Arab
Emirates	9,243,678	202,645	3,012,360	(298,438)	30,588	(177,616)	—	—	12,013,217	(177,616)
Common Stock
Russian
Federation	84,562	—	—	—	—	126,843	—	—	211,405	126,843

Total	$13,728,519	$ 54,575	$6,292,917	$(1,346,543)	$(277,429)	$ 644,989	$—	$—	$19,097,028	$ 123,310

The following table on “Quantitative information about Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at July 31, 2019:

Quantitative Information about Level 3 FairValue Measurements

	Fair Value at 07/31/2019	Valuation Technique	Unobservable Input

Bank Loans	$18,239,127	Broker quote	Inputs to broker model
Bank Loans	646,496	Indicative Bid	Bid Source
Common Stock	211,405	Broker quote	Inputs to broker model

Total	$19,097,028

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets

Debt Securities

Angola (Cost $8,630,920)
Angola (Rep of) Via Northern Lights III B.V., 7.000%, 08/17/2019		361,875	$361,266	0.02
Republic of Angola Via Avenir II B.V., (Floating, ICE LIBOR USD 6M + 4.500%), 6.908%, 12/07/2023		8,640,000	8,236,426	0.54
			8,597,692	0.56
Argentina (Cost $204,779,392)
Argentina (Rep of), 6.875%, 04/22/2021		82,350,000	73,909,125	4.84
Argentina (Rep of), 5.625%, 01/26/2022		33,700,000	29,015,700	1.90
Argentina Bonar Bonds, 8.750%, 05/07/2024		39,500,000	28,654,241	1.88
Empresa Distribuidora Y Comercializadora Norte, 9.750%, 10/25/2022		650,000	601,257	0.04
IRSA Propiedades Comerciales S.A., 8.750%, 03/23/2023		9,075,000	8,768,265	0.57
Mastellone Hermanos S.A., 12.625%, 07/03/2021		1,720,000	1,741,517	0.11
Pampa Energia S.A., 7.375%, 07/21/2023		10,840,000	10,745,150	0.70
Pan American Energy LLC, 7.875%, 05/07/2021		1,586,667	1,640,217	0.11
Telecom Argentina S.A., 6.500%, 06/15/2021		9,679,000	9,630,605	0.63
YPF S.A., 8.500%, 03/23/2021		13,975,000	14,306,906	0.94
YPF S.A., 8.750%, 04/04/2024		22,360,000	22,807,200	1.49
			201,820,183	13.21
Bahrain (Cost $6,908,132)
Batelco International Finance No. 1 Ltd., 4.250%, 05/01/2020		6,935,000	6,926,331	0.45
			6,926,331	0.45
Brazil (Cost $122,038,742)
Andrade Gutierrez International S.A., 11.000%, 08/20/2021(2)(3)		563,600	563,952	0.04
Andrade Gutierrez International S.A., 11.000%, 08/20/2021(3)		578,440	578,802	0.04
Banco BTG Pactual S.A., 4.000%, 01/16/2020		4,900,000	4,914,749	0.32
Banco do Brasil S.A., 5.875%, 01/26/2022		16,020,000	16,897,095	1.11
Banco do Brasil S.A., 4.875%, 04/19/2023		9,690,000	10,174,597	0.67
Banco Votorantim S.A., 7.375%, 01/21/2020		4,210,000	4,287,927	0.28
CSN Resources S.A., 6.500%, 07/21/2020		14,977,000	15,321,471	1.00
CSN Resources S.A., 7.625%, 02/13/2023		22,590,000	23,916,033	1.57
CSN Resources S.A., 7.625%, 02/13/2023(2)		4,000,000	4,234,800	0.28
Gol Finance S.A., 8.875%, 01/24/2022		2,502,000	2,514,535	0.16
Itau Unibanco Holding S.A., 5.750%, 01/22/2021		1,640,000	1,702,320	0.11
Itau Unibanco Holding S.A., 6.200%, 12/21/2021		11,310,000	11,988,713	0.78
Itau Unibanco Holding S.A., 5.125%, 05/13/2023		6,930,000	7,266,105	0.48
JBS Investments GmbH, 6.250%, 02/05/2023		3,880,000	3,947,939	0.26
MARB BondCo PLC, 7.000%, 03/15/2024		8,235,000	8,520,343	0.56
Marfrig Holdings Europe B.V., 11.250%, 09/20/2021		500,000	500,800	0.03
Vale Overseas Ltd., 4.375%, 01/11/2022		1,500,000	1,545,015	0.10
Vale S.A., 3.750%, 01/10/2023	EUR	570,000	682,100	0.04

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets

Brazil (continued)
Votorantim S.A., 6.750%, 04/05/2021		4,850,000	$5,110,687	0.33
			124,667,983	8.16
Chile (Cost $1,001,152)
Itau CorpBanca, 3.875%, 09/22/2019		1,000,000	1,001,500	0.07
			1,001,500	0.07
China (Cost $241,172,735)
Agile Group Holdings Ltd., 9.000%, 05/21/2020		600,000	616,130	0.04
Central China Real Estate Ltd., 8.750%, 01/23/2021		4,083,000	4,234,071	0.28
Central China Real Estate Ltd., 6.500%, 03/05/2021		9,353,000	9,409,118	0.62
Central China Real Estate Ltd., 7.250%, 04/24/2023		7,970,000	7,966,610	0.52
CFLD Cayman Investment Ltd., 6.500%, 12/21/2020		8,930,000	8,974,694	0.59
CFLD Cayman Investment Ltd., 8.625%, 02/28/2021		6,165,000	6,365,329	0.42
CFLD Cayman Investment Ltd., 9.000%, 07/31/2021		7,885,000	8,214,136	0.54
CFLD Cayman Investment Ltd., 7.125%, 04/08/2022		3,570,000	3,587,795	0.23
China Aoyuan Group Ltd., 7.950%, 02/19/2023		1,850,000	1,922,086	0.13
China Evergrande Group, 7.000%, 03/23/2020		500,000	502,800	0.03
China Evergrande Group, 8.250%, 03/23/2022		21,960,000	21,243,863	1.39
China Evergrande Group, 10.000%, 04/11/2023		8,790,000	8,636,097	0.57
China SCE Group Holdings Ltd., 7.450%, 04/17/2021		5,470,000	5,579,322	0.37
CIFI Holdings Group Co. Ltd., 7.750%, 06/05/2020		187,500	191,039	0.01
CIFI Holdings Group Co. Ltd., 6.875%, 04/23/2021		3,105,000	3,179,520	0.21
CIFI Holdings Group Co. Ltd., 5.500%, 01/23/2022		4,370,000	4,348,279	0.28
CIFI Holdings Group Co. Ltd., 5.500%, 01/23/2023		3,728,000	3,643,966	0.24
GCL New Energy Holdings Ltd., 7.100%, 01/30/2021		7,255,000	7,101,931	0.46
Hilong Holding Ltd., 7.250%, 06/22/2020		1,216,000	1,212,960	0.08
ICBC Standard Bank PLC, 8.125%, 12/02/2019		1,355,000	1,375,989	0.09
Kaisa Group Holdings Ltd., 7.250%, 06/30/2020		6,074,000	6,080,681	0.40
Kaisa Group Holdings Ltd., 11.750%, 02/26/2021		3,440,000	3,594,783	0.24
Kaisa Group Holdings Ltd., 11.250%, 04/09/2022		3,600,000	3,707,946	0.24
Kaisa Group Holdings Ltd., 8.500%, 06/30/2022		10,655,000	10,228,752	0.67
Kaisa Group Holdings Ltd., 11.500%, 01/30/2023		6,360,000	6,471,260	0.42
KWG Group Holdings Ltd., 7.875%, 08/09/2021		6,950,000	7,231,484	0.47
KWG Group Holdings Ltd., 6.000%, 09/15/2022		7,240,000	7,150,029	0.47
Logan Property Holdings Co. Ltd., 8.750%, 12/12/2020		3,600,000	3,762,000	0.25
Logan Property Holdings Co. Ltd., 6.375%, 03/07/2021		400,000	405,600	0.03
Logan Property Holdings Co. Ltd., 5.250%, 02/23/2023		4,620,000	4,460,952	0.29
Prime Bloom Holdings Ltd., 7.500%, 12/19/2019		3,925,000	3,467,737	0.23
Scenery Journey Ltd., 11.000%, 11/06/2020		9,135,000	9,454,820	0.62
Sunac China Holdings Ltd., 8.750%, 12/05/2019		4,590,000	4,641,640	0.30
Sunac China Holdings Ltd., 6.875%, 08/08/2020		3,630,000	3,663,036	0.24
Sunac China Holdings Ltd., 7.350%, 07/19/2021		7,710,000	7,854,296	0.51
Sunac China Holdings Ltd., 7.950%, 08/08/2022		4,265,000	4,334,303	0.28
Sunac China Holdings Ltd., 8.350%, 04/19/2023		9,660,000	9,901,404	0.65
Sunac China Holdings Ltd., 7.950%, 10/11/2023		4,351,000	4,415,844	0.29

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets

China (continued)
Times China Holdings Ltd., 6.250%, 01/23/2020		635,000	$638,187	0.04
Times China Holdings Ltd., 6.250%, 01/17/2021		5,155,000	5,184,641	0.34
Times China Holdings Ltd., 6.600%, 03/02/2023		4,939,000	4,929,493	0.32
Tunghsu Venus Holdings Ltd., 7.000%, 06/12/2020		2,640,000	1,716,018	0.11
Yuzhou Properties Co. Ltd., 6.375%, 03/06/2021		6,895,000	6,943,265	0.45
Yuzhou Properties Co. Ltd., 8.625%, 01/23/2022		1,190,000	1,244,776	0.08
Yuzhou Properties Co. Ltd., 8.500%, 02/04/2023		4,530,000	4,696,141	0.31
Zhenro Properties Group Ltd., 8.650%, 01/21/2023		7,788,000	7,761,741	0.51
Zhongrong International Resources Co. Ltd., 7.250%, 10/26/2020		1,238,000	817,088	0.05
			243,063,652	15.91
Colombia (Cost $12,617,001)
Bancolombia S.A., 5.125%, 09/11/2022		7,900,000	8,285,204	0.54
Frontera Energy Corp., 9.700%, 06/25/2023		4,265,000	4,570,587	0.30
			12,855,791	0.84
Ecuador (Cost $199,905,747)
Ecuador (Rep of), 10.500%, 03/24/2020		6,897,000	7,129,843	0.47
Ecuador (Rep of), 10.750%, 03/28/2022		92,667,000	102,513,795	6.71
Ecuador (Rep of), 8.750%, 06/02/2023		42,190,000	45,417,535	2.97
Ecuador (Rep of), 7.950%, 06/20/2024		10,370,000	10,784,800	0.71
EP PetroEcuador via Noble Sovereign Funding I Ltd., (Floating, ICE LIBOR USD 3M + 5.630%), 7.979%, 09/24/2019		1,552,842	1,556,724	0.10
Petroamazonas EP, 4.625%, 02/16/2020		15,020,833	14,945,729	0.98
Petroamazonas EP, 4.625%, 11/06/2020		23,805,846	23,520,176	1.54
			205,868,602	13.48
India (Cost $2,507,739)
Greenko Dutch B.V., 4.875%, 07/24/2022		2,610,000	2,617,360	0.17
			2,617,360	0.17
Iraq (Cost $9,789,847)
DNO A.S.A., 8.750%, 05/31/2023(2)		9,200,000	9,522,000	0.62
Oilflow SPV 1 DAC, 12.000%, 01/13/2022		400,000	419,985	0.03
			9,941,985	0.65
Jamaica (Cost $23,703,349)
Digicel Group One Ltd., 8.250%, 12/30/2022		7,738,000	4,725,016	0.31
Digicel Group Two Ltd., 8.250%, 09/30/2022		7,297,000	1,459,400	0.09
Digicel Group Two Ltd., 9.125%, 04/01/2024(3)		1,715,306	300,179	0.02
Digicel Ltd., 6.000%, 04/15/2021		14,390,000	9,893,125	0.65
			16,377,720	1.07
Kazakhstan (Cost $21,281,659)
Halyk Savings Bank of Kazakhstan JSC, 5.500%, 12/21/2022		21,273,919	21,335,614	1.40
			21,335,614	1.40

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets

Lebanon (Cost $142,023,741)
Lebanon (Rep of), 5.450%, 11/28/2019		37,750,000	$37,364,950	2.45
Lebanon (Rep of), 6.375%, 03/09/2020		37,574,000	36,634,650	2.40
Lebanon (Rep of), 5.800%, 04/14/2020		23,032,000	22,160,930	1.45
Lebanon (Rep of), 6.150%, 06/19/2020		758,000	723,322	0.05
Lebanon (Rep of), 8.250%, 04/12/2021		46,240,000	43,140,070	2.82
			140,023,922	9.17
Mexico (Cost $21,654,310)
BBVA Bancomer S.A., 7.250%, 04/22/2020		2,075,000	2,131,046	0.14
BBVA Bancomer S.A., 6.500%, 03/10/2021		4,100,000	4,300,900	0.28
Petroleos Mexicanos, (Floating, ICE LIBOR USD 3M + 3.650%), 6.101%, 03/11/2022		13,070,000	13,200,700	0.86
Petroleos Mexicanos, 5.375%, 03/13/2022		600,000	611,100	0.04
Petroleos Mexicanos, 3.500%, 01/30/2023		1,410,000	1,343,744	0.09
			21,587,490	1.41
Mongolia (Cost $617,529)
Trade & Development Bank of Mongolia LLC, 9.375%, 05/19/2020		599,000	618,749	0.04
			618,749	0.04
Pakistan (Cost $13,980,229)
Third Pakistan International Sukuk (The) Co. Ltd., 5.500%, 10/13/2021		6,842,000	6,951,143	0.46
Third Pakistan International Sukuk (The) Co. Ltd., 5.625%, 12/05/2022		7,244,000	7,381,274	0.48
			14,332,417	0.94
Panama (Cost $5,009,217)
Banistmo S.A., 3.650%, 09/19/2022		1,560,000	1,567,956	0.10
Sable International Finance Ltd., 6.875%, 08/01/2022		3,343,000	3,451,648	0.23
			5,019,604	0.33
Peru (Cost $4,427,382)
Ajecorp B.V., 6.500%, 05/14/2022		4,505,000	4,290,562	0.28
Union Andina de Cementos S.A.A., 5.875%, 10/30/2021		605,000	617,862	0.04
			4,908,424	0.32
Qatar (Cost $30,527,908)
Ezdan Sukuk Co. Ltd., 4.375%, 05/18/2021		1,505,000	1,375,992	0.09
Ezdan Sukuk Co. Ltd., 4.875%, 04/05/2022		1,110,000	993,450	0.06
QNB Finance Ltd., (Floating, ICE LIBOR USD 3M + 1.350%), 3.872%, 05/31/2021		14,095,000	14,218,603	0.93
QNB Finance Ltd., (Floating, ICE LIBOR USD 3M + 1.000%), 3.266%, 05/02/2022		13,960,000	14,024,895	0.92
			30,612,940	2.00

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets

Russian Federation (Cost $6,183,239)
Credit Bank of Moscow Via CBOM Finance PLC, 5.550%, 02/14/2023		3,885,000	$3,866,057	0.25
Koks OAO Via Koks Finance DAC, 7.500%, 05/04/2022		2,300,000	2,402,005	0.16
			6,268,062	0.41
South Africa (Cost $30,650,972)
Eskom Holdings SOC Ltd., 5.750%, 01/26/2021		12,168,000	12,198,420	0.80
Eskom Holdings SOC Ltd., 6.750%, 08/06/2023		9,990,000	10,303,586	0.67
Liquid Telecommunications Financing PLC, 8.500%, 07/13/2022		8,320,000	8,372,915	0.55
			30,874,921	2.02
Tanzania (Cost $2,783,600)
HTA Group Ltd., 9.125%, 03/08/2022		2,720,000	2,842,128	0.19
			2,842,128	0.19
Turkey (Cost $88,732,455)
Akbank T.A.S., 4.000%, 01/24/2020		1,370,000	1,364,863	0.09
Akbank T.A.S., 5.000%, 10/24/2022		2,149,000	2,090,122	0.14
Export Credit Bank of Turkey, 5.375%, 02/08/2021		5,246,000	5,191,777	0.34
Export Credit Bank of Turkey, 5.000%, 09/23/2021		2,350,000	2,296,025	0.15
Export Credit Bank of Turkey, 4.250%, 09/18/2022		2,473,000	2,324,818	0.15
Export Credit Bank of Turkey, 5.375%, 10/24/2023		1,580,000	1,506,410	0.10
Turkey (Rep of), 5.125%, 03/25/2022		3,783,000	3,779,262	0.25
Turkey (Rep of), 3.250%, 03/23/2023		2,090,000	1,930,972	0.12
Turkiye Garanti Bankasi A.S., 4.750%, 10/17/2019		410,000	409,478	0.02
Turkiye Garanti Bankasi A.S., 5.875%, 03/16/2023		2,975,000	2,941,799	0.19
Turkiye Is Bankasi A.S., 5.375%, 10/06/2021		12,625,000	12,372,500	0.81
Turkiye Is Bankasi A.S., 5.500%, 04/21/2022		3,890,000	3,783,756	0.25
Turkiye Is Bankasi A.S., 6.000%, 10/24/2022		10,250,000	9,650,375	0.63
Turkiye Is Bankasi A.S., 7.850%, 12/10/2023		2,000,000	1,949,520	0.13
Turkiye Vakiflar Bankasi T.A.O., 5.500%, 10/27/2021		5,595,000	5,451,768	0.36
Turkiye Vakiflar Bankasi T.A.O., 5.625%, 05/30/2022		6,540,000	6,227,388	0.41
Yapi ve Kredi Bankasi A.S., 5.125%, 10/22/2019		4,105,000	4,106,773	0.27
Yapi ve Kredi Bankasi A.S., 4.000%, 01/22/2020		1,810,000	1,804,313	0.12
Yapi ve Kredi Bankasi A.S., 5.750%, 02/24/2022		7,645,000	7,492,238	0.49
Yapi ve Kredi Bankasi A.S., 5.500%, 12/06/2022		11,310,000	10,687,950	0.70
Yapi ve Kredi Bankasi A.S., 6.100%, 03/16/2023		3,915,000	3,777,709	0.25
			91,139,816	5.97
Ukraine (Cost $117,338,582)
Metinvest B.V., 7.500%, 12/31/2021		5,017,279	5,000,661	0.33
Metinvest B.V., 7.500%, (100% Cash), 12/31/2021(3)		158,403	157,878	0.01
Metinvest B.V., 7.750%, 04/23/2023		29,125,000	30,450,187	1.99
Ukraine (Rep of), 7.750%, 09/01/2019		1,451,000	1,453,438	0.10
Ukraine (Rep of), 7.750%, 09/01/2020		10,817,000	11,154,274	0.73
Ukraine (Rep of), 7.750%, 09/01/2021		17,155,000	17,953,051	1.18

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets

Ukraine (continued)
Ukraine (Rep of), 7.750%, 09/01/2022		29,899,000	$31,692,940	2.07
Ukraine (Rep of), 7.750%, 09/01/2023		11,550,000	12,346,950	0.81
Ukraine (Rep of), 8.994%, 02/01/2024		9,910,000	10,995,700	0.72
			121,205,079	7.94
United Arab Emirates (Cost $6,618,116)
BOS Funding Ltd., 3.374%, 06/08/2020		525,000	526,313	0.03
First Abu Dhabi Bank PJSC, 3.000%, 08/13/2019		6,095,000	6,095,000	0.40
			6,621,313	0.43
Venezuela (Cost $32,680,072)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020		37,855,500	24,606,075	1.61
			24,606,075	1.61

Total Debt Securities (Cost $1,357,563,767)			1,355,735,353	88.75

Bank Loans

China (Cost $10,144,853)
KWG Group Holdings Ltd., 6.064%, 05/06/2022(4)		3,000,000	2,925,000	0.19
Sunac China Holdings Ltd., 9.617%, 01/25/2021(4)		3,600,000	3,589,920	0.24
Sunac China Holdings Ltd., 8.394%, 04/30/2021(4)		3,800,000	3,735,704	0.24
			10,250,624	0.67
Malaysia (Cost $313,340)
DRB-Hicom Bhd., 4.528%, 01/22/2021(4)		323,137	311,827	0.02
			311,827	0.02
Ukraine (Cost $6,933,131)
Metinvest B.V., 7.050%, 10/24/2022(4)		7,281,325	7,062,886	0.46
			7,062,886	0.46
United Arab Emirates (Cost $42,629,133)
DP World Ltd., 4.250%, 09/30/2022(4)		43,130,454	40,326,974	2.64
DP World Ltd., 5.250%, 09/30/2022(4)		2,091,532	1,955,582	0.13
			42,282,556	2.77

Total Bank Loans (Cost $60,020,457)			59,907,893	3.92

Short-Term Investments

Canada (Cost $34,000,000)
Canadian Imperial Bank of Commerce, Time Deposit, 2.340%,		9,000,000	9,000,000	0.59
Canadian Imperial Bank of Commerce, Time Deposit, 2.380%,		25,000,000	25,000,000	1.64
			34,000,000	2.23
United States (Cost $38,000,000)
Mizuho International PLC, Time Deposit, 2.380%,		20,000,000	20,000,000	1.31
Oversea-Chinese Banking Co. Ltd., Time Deposit, 2.320%,		9,000,000	9,000,000	0.59

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets

United States (continued)
Qatar National Bank S.A.Q., Time Deposit, 2.500%,		9,000,000	$9,000,000	0.59
			38,000,000	2.49

Total Short-Term Investments (Cost $72,000,000)			72,000,000	4.72

Total Investments (Total Cost $1,489,584,224)			1,487,643,246	97.39

Other Assets Less Liabilities			39,887,555	2.61

Net Assets			$1,527,530,801	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

(3)	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.

(4)	Security is a Level 3 investment.

Percentages shown are based on net assets.

At July 31, 2019, the Ashmore Emerging Markets Short Duration Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)		Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)

08/21/2019	HSBC Bank	United States Dollar	632,399	Euro		559,455	$11,978

Total							$11,978

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2019 (Unaudited)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Short Duration Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2019:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$ 797,253,906	$ —	$ 797,253,906
Financial Certificates	—	2,369,442	—	2,369,442
Government Agencies	—	12,662,774	—	12,662,774
Government Bonds	—	543,449,231	—	543,449,231

Total Debt Securities	—	1,355,735,353	—	1,355,735,353
Bank Loans
China	—	—	10,250,624	10,250,624
Malaysia	—	—	311,827	311,827
Ukraine	—	—	7,062,886	7,062,886
United Arab Emirates	—	—	42,282,556	42,282,556

Total Bank Loans	—	—	59,907,893	59,907,893
Short-Term Investments	—	72,000,000	—	72,000,000

Total Investments	$—	$1,427,735,353	$59,907,893	$1,487,643,246

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$11,978	$—	$11,978

Total Other Financial Instruments	$—	$11,978	$—	$11,978

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2019 (Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ending July 31, 2019:

Category and Subcategory	Beginning Balance at 10/31/2018	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Ending Balance at 07/31/2019	Change in Unrealized Appreciation (Depreciation) from Investments still held 07/31/2019
Investments, at value
Bank Loans
China	$ —	$ 42,852	$10,102,000	$ —	$ —	$ 105,772	$—	$—	$10,250,624	$ 105,772
Malaysia	519,649	6,545	—	(215,360)	7,676	(6,683)	—	—	311,827	(6,683)
Turkey	1,267,500	10,937	—	(1,300,000)	15,063	6,500	—	—	—	—
Ukraine	—	43,427	6,933,288	(45,795)	2,212	129,754	—	—	7,062,886	129,754
United Arab Emirates	18,993,873	442,363	24,123,179	(1,025,733)	76,416	(327,542)	—	—	42,282,556	(327,542)

Total	$20,781,022	$546,124	$41,158,467	$(2,586,888)	$101,367	$ (92,199)	$—	$—	$59,907,893	$ (98,699)

The following table on “Quantitative information about Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at July 31, 2019:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 07/31/2019	Valuation Technique	Unobservable Input

Bank Loans	$59,907,893	Broker quote	Inputs to broker model

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2019 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets

Common Stocks

Brazil (Cost $2,570,844)
CVC Brasil Operadora e Agencia de Viagens S.A.	BRL	41,900	$638,483	3.24
Kroton Educacional S.A.	BRL	147,000	483,792	2.45
Lojas Renner S.A.	BRL	54,900	682,734	3.46
Vale S.A. ADR		64,483	837,634	4.24
			2,642,643	13.39
China (Cost $5,246,025)
Alibaba Group Holding Ltd. ADR *		5,292	916,098	4.64
Anhui Conch Cement Co. Ltd., Class H	HKD	104,000	602,164	3.05
China Overseas Land & Investment Ltd.	HKD	162,000	554,496	2.81
China Vanke Co. Ltd., Class H	HKD	96,100	362,735	1.84
CNOOC Ltd.	HKD	256,000	421,014	2.13
Ping An Insurance Group Co. of China Ltd., Class H	HKD	70,500	836,185	4.24
Tencent Holdings Ltd.	HKD	37,900	1,772,598	8.99
			5,465,290	27.70
Hong Kong (Cost $562,709)
AIA Group Ltd.	HKD	18,600	189,595	0.96
Astra International Tbk PT	IDR	760,500	377,813	1.92
			567,408	2.88
India (Cost $851,682)
HDFC Bank Ltd. ADR		1,649	189,602	0.96
ICICI Bank Ltd. ADR		66,718	814,627	4.13
			1,004,229	5.09
Indonesia (Cost $189,341)
Bank Central Asia Tbk PT	IDR	100,800	221,697	1.12
			221,697	1.12
Malaysia (Cost $58,139)
My EG Services Bhd.	MYR	235,200	87,744	0.44
			87,744	0.44
Mexico (Cost $1,011,188)
Grupo Financiero Banorte S.A.B. de C.V., Series O	MXN	95,300	479,788	2.43
Grupo Mexico S.A.B. de C.V., Series B	MXN	175,400	429,170	2.18
			908,958	4.61
Peru (Cost $381,695)
Credicorp Ltd.		1,722	375,379	1.90
			375,379	1.90
Russian Federation (Cost $491,156)
LUKOIL PJSC ADR		6,491	533,674	2.70
			533,674	2.70

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2019 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets

Saudi Arabia (Cost $816,415)
Samba Financial Group	SAR	39,754	$345,303	1.75
Saudi Basic Industries Corp.	SAR	12,415	354,753	1.80
			700,056	3.55
South Africa (Cost $861,447)
Absa Group Ltd.	ZAR	67,227	745,691	3.78
FirstRand Ltd.	ZAR	21,695	93,136	0.47
			838,827	4.25
South Korea (Cost $1,370,760)
LG Electronics, Inc.	KRW	3,458	189,785	0.96
NCSoft Corp.	KRW	979	396,666	2.01
Samsung Electronics Co. Ltd.	KRW	11,050	421,594	2.14
Samsung Electronics Co. Ltd. GDR		314	303,089	1.54
			1,311,134	6.65
Taiwan (Cost $1,789,972)
Catcher Technology Co. Ltd.	TWD	26,853	197,957	1.00
Largan Precision Co. Ltd.	TWD	2,600	351,984	1.79
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	105,000	868,085	4.40
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		9,267	395,052	2.00
			1,813,078	9.19
United Arab Emirates (Cost $418,618)
NMC Health PLC	GBP	13,307	399,556	2.03
			399,556	2.03

Total Common Stocks (Cost $16,619,991)			16,869,673	85.50

Preferred Stocks

Brazil (Cost $895,416)
Petroleo Brasileiro S.A. ADR, 0.071% (2)		64,697	887,643	4.50
			887,643	4.50

Colombia (Cost $381,307)
Bancolombia S.A., 2.605% (2)		7,749	386,520	1.96
			386,520	1.96

South Korea (Cost $299,308)
Samsung Electronics Co. Ltd., 3.909% (2)	KRW	8,549	266,333	1.35
			266,333	1.35

Total Preferred Stocks (Cost $1,576,031)			1,540,496	7.81

Total Investments (Total Cost $18,196,022)			18,410,169	93.31

Other Assets Less Liabilities			1,319,927	6.69

Net Assets			$19,730,096	100.00

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2019 (Unaudited)

*	Non-income producing security.

(1)	Par values are stated in United States Dollars unless otherwise noted below.

(2)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Percentages shown are based on net assets.

At July 31, 2019, the industry sectors for the Ashmore Emerging Markets Active Equity Fund were:

Sector	Percentage of Net Assets

Communication Services	11.0%
Consumer Discretionary	16.7
Energy	9.3
Financials	23.7
Health Care	2.0
Information Technology	14.7
Materials	11.3
Real Estate	4.6

Total Investments	93.3
Other Assets Less Liabilities	6.7
Net Assets	100.0%

At July 31, 2019, the Ashmore Emerging Markets Active Equity Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)

08/21/2019	Citibank	United States Dollar	395,687	British Pound	314,655	$12,616

Subtotal Appreciation						12,616

08/21/2019	Citibank	British Pound	14,599	United States Dollar	18,300	$ (526)

Subtotal Depreciation						(526)

Total						$12,090

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2019 (Unaudited)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Active Equity Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2019:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Brazil	$2,642,643	$—	$—	$ 2,642,643
China	916,098	4,549,192	—	5,465,290
Hong Kong	—	567,408	—	567,408
India	1,004,229	—	—	1,004,229
Indonesia	—	221,697	—	221,697
Malaysia	—	87,744	—	87,744
Mexico	908,958	—	—	908,958
Peru	375,379	—	—	375,379
Russian Federation	—	533,674	—	533,674
Saudi Arabia	—	700,056	—	700,056
South Africa	—	838,827	—	838,827
South Korea	303,089	1,008,045	—	1,311,134
Taiwan	395,052	1,418,026	—	1,813,078
United Arab Emirates	—	399,556	—	399,556

Total Common Stocks	6,545,448	10,324,225	—	16,869,673
Preferred Stocks
Brazil	887,643	—	—	887,643
Colombia	386,520	—	—	386,520
South Korea	—	266,333	—	266,333

Total Preferred Stocks	1,274,163	266,333	—	1,540,496

Total Investments	$7,819,611	$10,590,558	$—	$18,410,169

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$12,616	$—	$12,616
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(526)	—	(526)

Total Other Financial Instruments	$—	$12,090	$—	$12,090

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2019 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Common Stocks

Argentina (Cost $669,086)
Arcos Dorados Holdings, Inc., Class A		85,160	$677,022	2.44
			677,022	2.44
Brazil (Cost $2,217,662)
Arezzo Industria e Comercio S.A.	BRL	65,200	860,882	3.10
Cia de Locacao das Americas *	BRL	29,100	381,254	1.37
Hypera S.A. *	BRL	53,200	420,710	1.51
Iochpe-Maxion S.A. *	BRL	2,184	12,493	0.04
Odontoprev S.A.	BRL	87,900	403,068	1.45
TOTVS S.A.	BRL	35,200	447,339	1.61
			2,525,746	9.08
China (Cost $4,413,740)
AviChina Industry & Technology Co. Ltd., Class H	HKD	522,000	281,354	1.01
Fu Shou Yuan International Group Ltd.	HKD	315,000	269,585	0.97
Goodbaby International Holdings Ltd. *	HKD	2,064,000	419,798	1.51
Health & Happiness H&H International Holdings Ltd.	HKD	77,500	450,997	1.62
JNBY Design Ltd.	HKD	571,000	1,044,096	3.76
Li Ning Co. Ltd.	HKD	404,500	991,246	3.57
Xiabuxiabu Catering Management China Holdings Co. Ltd. *(2)	HKD	582,500	815,186	2.93
			4,272,262	15.37
India (Cost $6,762,819)
Bajaj Consumer Care Ltd.	INR	182,184	687,490	2.47
Edelweiss Financial Services Ltd.	INR	256,676	544,630	1.96
Multi Commodity Exchange of India Ltd.	INR	82,254	971,510	3.49
Parag Milk Foods Ltd. (2)	INR	316,844	1,055,290	3.80
Quess Corp. Ltd. *(2)	INR	131,919	835,398	3.01
Sanghi Industries Ltd. *	INR	592,739	484,827	1.74
V-Mart Retail Ltd.	INR	11,547	313,839	1.13
			4,892,984	17.60
Malaysia (Cost $1,176,342)
My EG Services Bhd.	MYR	4,289,700	1,600,328	5.76
			1,600,328	5.76
Mexico (Cost $607,933)
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR		14,700	725,004	2.61
			725,004	2.61
Peru (Cost $726,743)
Alicorp S.A.A.	PEN	214,339	687,754	2.47
			687,754	2.47
Poland (Cost $743,091)
CCC S.A.	PLN	10,336	399,427	1.44
			399,427	1.44

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2019 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Russian Federation (Cost $1,542,549)
HeadHunter Group PLC ADR		56,074	$1,019,425	3.66
TCS Group Holding PLC (Registered) GDR		31,022	616,606	2.22
TCS Group Holding PLC GDR (2)		7,398	147,368	0.53
			1,783,399	6.41
South Africa (Cost $679,603)
JSE Ltd.	ZAR	56,321	501,221	1.80
			501,221	1.80
South Korea (Cost $5,376,491)
Cafe24 Corp. *	KRW	4,244	227,149	0.82
Com2uS Corp.	KRW	6,689	497,725	1.79
Dentium Co. Ltd.	KRW	19,096	1,101,748	3.96
Douzone Bizon Co. Ltd.	KRW	14,797	798,240	2.87
Hansol Chemical Co. Ltd.	KRW	8,291	567,835	2.04
KoMiCo Ltd.	KRW	47,673	1,058,804	3.81
SK Materials Co. Ltd.	KRW	3,778	563,977	2.03
			4,815,478	17.32
Taiwan (Cost $3,807,639)
ASPEED Technology, Inc.	TWD	40,000	879,332	3.16
Hota Industrial Manufacturing Co. Ltd.	TWD	123,000	430,790	1.55
Nien Made Enterprise Co. Ltd.	TWD	50,000	384,775	1.38
Parade Technologies Ltd.	TWD	55,000	909,998	3.27
Silergy Corp.	TWD	27,000	549,491	1.98
Sunonwealth Electric Machine Industry Co. Ltd.	TWD	578,000	652,594	2.35
			3,806,980	13.69
Thailand (Cost $265,219)
Supalai PCL (Registered)	THB	476,350	340,748	1.23
			340,748	1.23

Total Common Stocks (Cost $28,988,917)			27,028,353	97.22

Preferred Stocks

Brazil (Cost $219,402)
Azul S.A. ADR *		8,700	354,090	1.28
			354,090	1.28

Total Preferred Stocks (Cost $219,402)			354,090	1.28

Total Investments (Total Cost $29,208,319)			27,382,443	98.50

Other Assets Less Liabilities			418,390	1.50

Net Assets			$27,800,833	100.00

*	Non-income producing security.

(1)	Par values are stated in United States Dollars unless otherwise noted below.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2019 (Unaudited)

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

Percentages shown are based on net assets.

At July 31, 2019, the industry sectors for the Ashmore Emerging Markets Small-Cap Equity Fund were:

Sector	Percentage of Net Assets

Communication Services	1.8%
Consumer Discretionary	23.8
Consumer Staples	10.4
Financials	10.0
Health Care	6.9
Industrials	15.3
Information Technology	23.3
Materials	5.8
Real Estate	1.2

Total Investments	98.5
Other Assets Less Liabilities	1.5
Net Assets	100.0%

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2019 (Unaudited)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Small-Cap Equity Fund’s investments, which are carried at fair value, as of July 31, 2019:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Argentina	$ 677,022	$ —	$—	$ 677,022
Brazil	2,525,746	—	—	2,525,746
China	—	4,272,262	—	4,272,262
India	—	4,892,984	—	4,892,984
Malaysia	—	1,600,328	—	1,600,328
Mexico	725,004	—	—	725,004
Peru	687,754	—	—	687,754
Poland	—	399,427	—	399,427
Russian Federation	1,019,425	763,974	—	1,783,399
South Africa	—	501,221	—	501,221
South Korea	—	4,815,478	—	4,815,478
Taiwan	—	3,806,980	—	3,806,980
Thailand	340,748	—	—	340,748

Total Common Stocks	5,975,699	21,052,654	—	27,028,353
Preferred Stocks
Brazil	354,090	—	—	354,090

Total Investments	$6,329,789	$21,052,654	$—	$27,382,443

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2019 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Common Stocks

Argentina (Cost $1,287,877)
Banco Macro S.A. ADR		8,084	$560,060	0.61
Grupo Financiero Galicia S.A. ADR		16,006	588,060	0.64
Transportadora de Gas del Sur S.A. ADR		36,943	576,680	0.63
			1,724,800	1.88
Bahrain (Cost $2,700,339)
Ahli United Bank BSC	KWD	2,928,017	2,769,504	3.02
			2,769,504	3.02
Bangladesh (Cost $1,774,621)
Square Pharmaceuticals Ltd.	BDT	546,057	1,621,270	1.77
			1,621,270	1.77
Egypt (Cost $8,553,335)
ADES International Holding PLC *(2)		145,960	1,985,090	2.16
Arabian Food Industries Co. S.A.E. Domty	EGP	1,903,570	1,083,482	1.18
Centamin PLC	GBP	320,992	499,804	0.55
Cleopatra Hospital *	EGP	5,875,000	2,165,408	2.36
Commercial International Bank Egypt S.A.E.	EGP	643,162	2,811,167	3.06
Juhayna Food Industries	EGP	1,144,803	691,706	0.75
			9,236,657	10.06
Georgia (Cost $3,499,887)
Bank of Georgia Group PLC	GBP	102,042	1,744,694	1.90
Georgia Healthcare Group PLC (2)	GBP	296,201	810,090	0.88
			2,554,784	2.78
Kazakhstan (Cost $1,600,179)
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)		151,970	2,145,790	2.34
			2,145,790	2.34
Kenya (Cost $3,963,299)
Equity Group Holdings PLC	KES	3,178,100	1,229,739	1.34
Safaricom PLC	KES	11,203,900	2,949,062	3.21
			4,178,801	4.55
Kuwait (Cost $16,620,890)
Ahli United Bank K.S.C.P.	KWD	1,298,000	1,524,844	1.66
Humansoft Holding Co. K.S.C.	KWD	139,510	1,496,840	1.63
Kuwait Finance House K.S.C.P.	KWD	983,836	2,515,364	2.74
Mabanee Co. S.A.K.	KWD	1,190,091	3,092,866	3.37
Mobile Telecommunications Co. K.S.C.	KWD	2,174,631	4,128,744	4.50
National Bank of Kuwait S.A.K.P.	KWD	2,133,831	6,999,089	7.62
			19,757,747	21.52

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2019 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets

Mauritius (Cost $2,131,518)
MCB Group Ltd.	MUR	261,500	$2,051,383	2.23
			2,051,383	2.23
Morocco (Cost $5,031,366)
Attijariwafa Bank	MAD	56,432	2,838,436	3.09
Maroc Telecom	MAD	47,186	707,383	0.77
Vivo Energy PLC (2)	GBP	1,062,736	1,549,828	1.69
			5,095,647	5.55
Nigeria (Cost $7,304,086)
Dangote Cement PLC	NGN	2,836,228	1,331,040	1.45
Guaranty Trust Bank PLC	NGN	16,655,882	1,305,803	1.42
Lekoil Ltd. *	GBP	6,800,877	338,892	0.37
Nestle Nigeria PLC	NGN	454,352	1,592,897	1.74
United Bank for Africa PLC	NGN	24,589,300	407,212	0.44
			4,975,844	5.42
Pakistan (Cost $1,378,302)
Honda Atlas Cars Pakistan Ltd.	PKR	436,400	374,378	0.41
MCB Bank Ltd.	PKR	770,000	844,195	0.92
			1,218,573	1.33
Peru (Cost $6,127,988)
Alicorp S.A.A.	PEN	868,667	2,787,307	3.03
Credicorp Ltd.		4,832	1,053,328	1.15
Intercorp Financial Services, Inc. *		49,800	2,101,560	2.29
			5,942,195	6.47
Philippines (Cost $1,286,317)
International Container Terminal Services, Inc.	PHP	669,110	1,777,991	1.94
			1,777,991	1.94
Romania (Cost $2,074,602)
Banca Transilvania S.A.	RON	4,240,767	2,565,708	2.80
			2,565,708	2.80
Saudi Arabia (Cost $3,966,893)
Bupa Arabia for Cooperative Insurance Co.	SAR	24,204	647,098	0.70
Jarir Marketing Co.	SAR	9,018	400,959	0.44
National Medical Care Co.	SAR	159,899	2,272,200	2.47
Samba Financial Group	SAR	47,319	411,012	0.45
Saudi Industrial Services Co.	SAR	112,300	485,129	0.53
			4,216,398	4.59
Senegal (Cost $1,209,997)
Sonatel S.A.	XOF	30,643	878,870	0.96
			878,870	0.96

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2019 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets

Slovenia (Cost $707,018)
Nova Ljubljanska Banka dd, Class B GDR (Registered)	EUR	55,100	$683,267	0.74
			683,267	0.74
United Arab Emirates (Cost $4,954,442)
DP World PLC		89,548	1,377,604	1.50
NMC Health PLC	GBP	83,583	2,509,660	2.73
			3,887,264	4.23
Vietnam (Cost $10,596,631)
Masan Group Corp. *	VND	874,410	3,010,188	3.28
Military Commercial Joint Stock Bank	VND	2,475,636	2,352,757	2.56
Mobile World Investment Corp.	VND	117,133	536,663	0.59
Vietnam Dairy Products JSC	VND	480,220	2,544,926	2.77
Vietnam Technological & Commercial Joint Stock Bank *	VND	1,616,250	1,418,010	1.54
			9,862,544	10.74

Total Common Stocks (Cost $86,769,587)			87,145,037	94.92

Preferred Stocks

Colombia (Cost $2,529,560)
Banco Davivienda S.A., 2.059% (3)	COP	71,042	890,805	0.97
Bancolombia S.A., 2.605% (3)		35,789	1,785,155	1.94
			2,675,960	2.91

Total Preferred Stocks (Cost $2,529,560)			2,675,960	2.91

Total Investments (Total Cost $89,299,147)			89,820,997	97.83

Other Assets Less Liabilities			1,992,884	2.17

Net Assets			$91,813,881	100.00

*	Non-income producing security.

(1)	Par values are stated in United States Dollars unless otherwise noted below.

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

(3)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Percentages shown are based on net assets.

At July 31, 2019, the industry sectors for the Ashmore Emerging Markets Frontier Equity Fund were:

Sector	Percentage of Net Assets

Communication Services	9.4%
Consumer Discretionary	4.7
Consumer Staples	13.6
Energy	3.2
Financials	48.2

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2019 (Unaudited)

Sector	Percentage of Net Assets

Health Care	9.3%
Industrials	4.0
Materials	2.0
Real Estate	3.4

Total Investments	97.8
Other Assets Less Liabilities	2.2
Net Assets	100.0%

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2019 (Unaudited)

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Frontier Equity Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2019:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Argentina	$ 1,724,800	$ —	$—	$ 1,724,800
Bahrain	—	2,769,504	—	2,769,504
Bangladesh	—	1,621,270	—	1,621,270
Egypt	3,248,890	5,987,767	—	9,236,657
Georgia	—	2,554,784	—	2,554,784
Kazakhstan	—	2,145,790	—	2,145,790
Kenya	—	4,178,801	—	4,178,801
Kuwait	—	19,757,747	—	19,757,747
Mauritius	—	2,051,383	—	2,051,383
Morocco	—	5,095,647	—	5,095,647
Nigeria	2,898,700	2,077,144	—	4,975,844
Pakistan	—	1,218,573	—	1,218,573
Peru	5,942,195	—	—	5,942,195
Philippines	—	1,777,991	—	1,777,991
Romania	—	2,565,708	—	2,565,708
Saudi Arabia	—	4,216,398	—	4,216,398
Senegal	878,870	—	—	878,870
Slovenia	—	683,267	—	683,267
United Arab Emirates	—	3,887,264	—	3,887,264
Vietnam	—	9,862,544	—	9,862,544

Total Common Stocks	14,693,455	72,451,582	—	87,145,037
Preferred Stocks
Colombia	2,675,960	—	—	2,675,960

Total Investments	$17,369,415	$72,451,582	$—	$89,820,997

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2019 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets

Common Stocks

Argentina (Cost $579,658)
Arcos Dorados Holdings, Inc., Class A		71,100	$565,245	1.62
			565,245	1.62
Brazil (Cost $2,585,017)
Arezzo Industria e Comercio S.A.	BRL	39,900	526,828	1.51
Hypera S.A. *	BRL	45,200	357,445	1.03
IRB Brasil Resseguros S/A	BRL	35,500	883,698	2.54
Lojas Renner S.A.	BRL	27,780	345,471	0.99
Rumo S.A. *	BRL	54,400	312,458	0.90
TOTVS S.A.	BRL	35,900	456,235	1.31
			2,882,135	8.28
China (Cost $9,150,374)
58.com, Inc. ADR *		5,737	323,452	0.93
Alibaba Group Holding Ltd. ADR *		11,538	1,997,343	5.74
Angel Yeast Co. Ltd., Class A	CNY	81,700	359,919	1.03
Anhui Conch Cement Co. Ltd., Class H	HKD	57,000	330,032	0.95
ANTA Sports Products Ltd.	HKD	142,000	1,055,434	3.03
AviChina Industry & Technology Co. Ltd., Class H	HKD	524,000	282,432	0.81
China International Travel Service Corp. Ltd., Class A	CNY	27,932	362,980	1.04
Health & Happiness H&H International Holdings Ltd.	HKD	94,000	547,016	1.57
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	CNY	20,600	346,253	0.99
New Oriental Education & Technology Group, Inc. ADR *		7,525	784,933	2.26
Ping An Insurance Group Co. of China Ltd., Class H	HKD	107,000	1,269,104	3.65
Tencent Holdings Ltd.	HKD	32,500	1,520,037	4.37
Weibo Corp. ADR *		7,025	275,169	0.79
Xiabuxiabu Catering Management China Holdings Co. Ltd. *(2)	HKD	268,000	375,056	1.08
			9,829,160	28.24
Hong Kong (Cost $789,875)
AIA Group Ltd.	HKD	50,400	513,743	1.48
Xinyi Glass Holdings Ltd.	HKD	290,000	293,954	0.84
			807,697	2.32
Hungary (Cost $315,783)
OTP Bank Nyrt.	HUF	7,411	308,932	0.89
			308,932	0.89
India (Cost $3,659,549)
Edelweiss Financial Services Ltd.	INR	125,567	266,435	0.76
Eicher Motors Ltd.	INR	857	202,519	0.58
HDFC Bank Ltd. ADR		7,085	814,633	2.34
ICICI Bank Ltd. ADR		95,661	1,168,021	3.36
Larsen & Toubro Infotech Ltd.	INR	14,681	322,479	0.93
Larsen & Toubro Ltd. (2)	INR	37,420	752,405	2.16

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2019 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets

India (continued)
Reliance Industries Ltd.	INR	18,474	$312,917	0.90
			3,839,409	11.03
Indonesia (Cost $294,616)
Bank Rakyat Indonesia Persero Tbk PT	IDR	1,198,900	382,060	1.10
			382,060	1.10
Malaysia (Cost $346,032)
My EG Services Bhd.	MYR	1,215,600	453,495	1.30
			453,495	1.30
Mexico (Cost $1,793,755)
Fomento Economico Mexicano S.A.B. de C.V. ADR		10,633	964,413	2.77
Grupo Financiero Banorte S.A.B. de C.V., Series O	MXN	150,500	757,693	2.18
			1,722,106	4.95
Peru (Cost $301,278)
Credicorp Ltd.		1,397	304,532	0.88
			304,532	0.88
Russian Federation (Cost $2,526,677)
HeadHunter Group PLC ADR		21,187	385,180	1.11
LUKOIL PJSC ADR		8,600	707,071	2.03
Sberbank of Russia PJSC	RUB	188,280	688,714	1.98
TCS Group Holding PLC (Registered) GDR		10,102	200,791	0.58
TCS Group Holding PLC GDR (2)		8,302	165,376	0.47
Yandex N.V., Class A *		18,100	709,882	2.04
			2,857,014	8.21
South Africa (Cost $2,000,325)
Naspers Ltd., Class N	ZAR	7,240	1,761,437	5.06
Sanlam Ltd.	ZAR	32,414	167,435	0.48
			1,928,872	5.54
South Korea (Cost $3,254,384)
Dentium Co. Ltd.	KRW	8,514	491,217	1.41
Hanon Systems	KRW	33,317	327,465	0.94
Hansol Chemical Co. Ltd.	KRW	5,147	352,509	1.01
NCSoft Corp.	KRW	1,344	544,555	1.57
Samsung Electronics Co. Ltd. GDR (2)		353	340,733	0.98
SK Hynix, Inc.	KRW	11,401	735,893	2.11
SK Materials Co. Ltd.	KRW	2,675	399,322	1.15
			3,191,694	9.17
Taiwan (Cost $2,824,199)
ASPEED Technology, Inc.	TWD	24,000	527,599	1.52
Delta Electronics, Inc.	TWD	97,000	467,721	1.34
Hota Industrial Manufacturing Co. Ltd.	TWD	98,000	343,232	0.99
Parade Technologies Ltd.	TWD	23,000	380,544	1.09

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2019 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets

Taiwan (continued)
Silergy Corp.	TWD	19,000	$386,679	1.11
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	80,000	661,398	1.90
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		5,980	254,927	0.73
			3,022,100	8.68
Thailand (Cost $515,974)
CP ALL PCL (Registered)	THB	124,400	350,893	1.01
Siam Commercial Bank (The) PCL NVDR	THB	58,200	258,565	0.74
			609,458	1.75

Total Common Stocks (Cost $30,937,496)			32,703,909	93.96

Preferred Stocks

Brazil (Cost $1,432,292)
Azul S.A. ADR *		10,100	411,070	1.18
Banco Bradesco S.A. ADR *		104,579	945,394	2.72
Petroleo Brasileiro S.A. ADR, 0.071% (3)		23,514	322,612	0.93
			1,679,076	4.83

Total Preferred Stocks (Cost $1,432,292)			1,679,076	4.83

Total Investments (Total Cost $32,369,788)			34,382,985	98.79

Other Assets Less Liabilities			422,769	1.21

Net Assets			$34,805,754	100.00

*	Non-income producing security.
(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
(3)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2019 (Unaudited)

At July 31, 2019, the industry sectors for the Ashmore Emerging Markets Equity Fund were:

Sector	Percentage of Net Assets

Communication Services	9.7%
Consumer Discretionary	25.7
Consumer Staples	7.4
Energy	3.9
Financials	26.1
Health Care	2.4
Industrials	6.2
Information Technology	14.3
Materials	3.1

Total Investments	98.8
Other Assets Less Liabilities	1.2
Net Assets	100.0%

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2019 (Unaudited)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Equity Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2019:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Argentina	$565,245	$—	$—	$565,245
Brazil	2,882,135	—	—	2,882,135
China	3,380,897	6,448,263	—	9,829,160
Hong Kong	—	807,697	—	807,697
Hungary	—	308,932	—	308,932
India	1,982,654	1,856,755	—	3,839,409
Indonesia	—	382,060	—	382,060
Malaysia	—	453,495	—	453,495
Mexico	1,722,106	—	—	1,722,106
Peru	304,532	—	—	304,532
Russian Federation	1,095,062	1,761,952	—	2,857,014
South Africa	—	1,928,872	—	1,928,872
South Korea	340,733	2,850,961	—	3,191,694
Taiwan	254,927	2,767,173	—	3,022,100
Thailand	350,893	258,565	—	609,458

Total Common Stocks	12,879,184	19,824,725	—	32,703,909
Preferred Stocks
Brazil	1,679,076	—	—	1,679,076

Total Investments	$14,558,260	$19,824,725	$—	$34,382,985